[EATON VANCE LOGO]

                                                          [GRAPHIC]

     Annual Report December 31, 2001

                                  EATON VANCE
                                   TAX-MANAGED
                                     GROWTH
                                      FUND
                                       1.2

                       [GRAPHIC]

                             [GRAPHIC]

EATON VANCE TAX-MANAGED GROWTH FUND 1.2 AS OF DECEMBER 31, 2001

LETTER TO SHAREHOLDERS

[PHOTO OF JAMES B. HAWKES]
James B. Hawkes
President

During the period from inception on February 28, 2001 through December 31, 2001, the Fund's Class A shares had a total return of -5.20%.1 This return was the result of a decrease in net asset value (NAV) from $10.00 on February 28, 2001, to $9.48 on December 31, 2001. During the same period, the Fund's Class B, Class C, and Class D shares each had a total return of -6.00%,1 each the result of a decrease in NAV from $10.00 to $9.40 during the period. The Fund's Class I shares had a total return of -5.40%,1 the result of a decrease in NAV from $10.00 to $9.46 during the same period. Consistent with the Fund's investment objective of long-term, after-tax returns, the Fund made no income or capital gains distributions during the period from inception to December 31, 2001. As a result, the Fund's returns after taxes on distributions were equivalent to pretax returns for the period.

For comparison,the average total return (before taxes) for mutual funds in the Lipper Large-Cap Core Classification was -13.81% for the one-year period ended December 31, 2001, and the S&P 500 Index - an unmanaged index of 500 common stocks used as a measure of U.S. stock market performance - had a pretax total return of -11.88% for the same period.(2)

The year 2001 witnessed a significant slowing of the U.S. and global economies, characterized by deteriorating corporate profits, job layoffs and sharply lower capital spending. Against this discouraging backdrop, the equity markets moved dramatically lower through much of the year. The tragic events of September 11th served to accelerate the downward trend.In their wake, consumer spending declined sharply and the U.S. economy slid into recession in the third quarter, as the nation's Gross Domestic Product contracted 1.3%, the first such quarterly decline since 1991. The advance estimates from the Commerce Department for fourth quarter indicated that GDP grew by a modest 0.2%. In an effort to stimulate economic activity, the Federal Reserve has continued the accommodative monetary policy it began in January 2001. By year-end, the Fed had lowered its benchmark Federal Funds rate - a key short-term interest rate barometer - on 11 occasions by a total of 475 basis points (4.75%).

Encouragingly, even as the economy continued to struggle in the fourth quarter, the U.S. equity markets started to gain some traction in October. The fourth quarter saw a sharp rebound from the September lows, led by technology stocks and other aggressive sectors of the market. But the late gains were not sufficient for the broad market to avoid its second consecutive year of negative returns.

As troubling as the recent past has been, we remain optimistic about our nation's economic future and opportunities in the U.S. equity markets. In the following pages, portfolio manager Duncan Richardson discusses the past year and provides his insights on the market for the year ahead.

                             Sincerely,

                             /s/ James B. Hawkes

                             James B. Hawkes
                             President
                             February 8, 2002


Fund Information
as of December 31, 2001

Performance(3)                                            Class A   Class B    Class C  Class D  Class I
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------------------------------------
Life of Fund+                                             -5.20%    -6.00%     -6.00%   -6.00%   -5.40%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
----------------------------------------------------------------------------------------------------------
Life of Fund+                                            -10.65%   -10.70%     -6.94%  -10.70%   -5.40%


+Inception Dates - Class A, Class B, Class C, Class D, and Class I:2/28/01

Ten Largest Holdings(4) By total net assets
----------------------------------------------
American International Group, Inc.     2.5%
Microsoft Corp.                        1.7
Johnson &Johnson Co.                   1.6
PepsiCo, Inc.                          1.6
Home Depot, Inc. (The)                 1.5
Lowe's Companies                       1.5
Lexmark International, Inc.            1.5
Abbott Laboratories                    1.3
Marsh &McLennan Cos., Inc.             1.3
General Electric Co.                   1.3


(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B, Class C, and Class D shares. Class I shares generally have no sales charge.(2) It is not possible to invest directly in an Index or a Lipper Classification.(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.(4) Ten largest holdings accounted for 15.8% of the Portfolio's net assets. Holdings are subject to change. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-MANAGED GROWTH FUND 1.2 AS OF DECEMBER 31, 2001

MANAGEMENT DISCUSSION

AN INTERVIEW WITH DUNCAN W. RICHARDSON,
PORTFOLIO MANAGER OF TAX-MANAGED
GROWTH PORTFOLIO.
MR. RICHARDSON IS SENIOR VICE PRESIDENT
AND CHIEF EQUITY
INVESTMENT OFFICER OF
EATON VANCE.

[PHOTO OF DUNCAN W. RICHARDSON]
Duncan W. Richardson
Portfolio Manager

Q: Duncan, in last year's review, you predicted that 2001 would see a slowing in economic activity and above-average volatility in the stock markets. This proved to be the case, but the past year has been even more eventful than anyone could have anticipated. Can you give us your take on 2001?

A: MR. RICHARDSON: Certainly. At this time last year, no one could have predicted the way 2001 would end: our nation forced to rebuild after a coordinated strike of devastating terrorist attacks, our military at war, and our economy struggling through a recession. The tragic events of September 11th occurred when we were already well along in a bear market and in the midst of a recession. The world and the market fundamentally changed that day, with all of us suddenly becoming much more aware of the risk side of the equation. I'm confident that our economy and markets will recover, and that our increased awareness of our vulnerabilities will help us to adapt and to make the world a safer place.

Q: How did you adapt your management of the Portfolio in reaction to the shocking events of September 11th?

A: Here at Eaton Vance, we recommitted ourselves to the work we love. Our viewpoint was that our fundamentally driven investment approach should remain unchanged. We always attempt to be anticipatory and to focus on valuations, with a view towards building long-term positions in the stocks of quality companies. The heightened volatility after September 11th, caused by fear and emotion-based trading, created more than the usual inefficiencies in the market. While there were plenty of negatives and causes for concern in the investment climate of late September, our long-term bullishness about our economy, along with our knowledge of the companies we invest in, gave us the confidence needed to step in and take advantage of opportunities created by the market's post-September 11th sell-off. This allowed us to upgrade the quality of the Portfolio and to reinforce some of our long-held positions.

Q:   It seems, then, that volatility need not always be a negative?

A: I would argue that long-term investors can use volatility to their advantage. While we might get calmer markets with some success in our war on terrorism and clearer signs of an improving economy, we should plan on market volatility being a factor for all investment time horizons. We believe a consistent and patient valuation-sensitive approach can use volatility to help preserve and grow capital.

Q: How does the tax-managed component of the Portfolio come into play in this environment?

A: The techniques that we use to maximize after-tax returns are very useful in any volatile market, but especially in a volatile bear market. Our discipline in taking losses early has been an excellent way to both preserve capital and remain highly tax-efficient. It's surprising that there's still such ambivalence about taxes by the majority of funds. We believe that once the new SEC disclosure requirements regarding after-tax performance are fully implemented in February 2002, investors and managers will see more clearly the benefit of regaining control of mutual fund taxes. All taxable mutual fund shareholders can potentially enhance returns, when compared to a non-tax managed investment, without taking additional risk by simply choosing well-managed funds with a focus on after-tax performance objective.

EATON VANCE TAX-MANAGED GROWTH FUND 1.2 AS OF DECEMBER 31, 2001

MANAGEMENT DISCUSSION

Q: Let's talk a little bit about the specifics of the Portfolio in 2001. Were there any major changes?

A: We generally view dramatic sector shifts as unnecessary and didn't make any in the Portfolio this year. After disastrous results for more aggressive and concentrated investment approaches in the past two years, we believe there may be a trend towards embracing more conservative styles such as ours. The structure of Tax-Managed Growth Portfolio is designed to manage risk. We believe extreme sector risk is unnecessary to get excellent returns - our sector weightings are closely monitored in order to avoid having excessive risk or exposure to any segment of the economy. We value holding more securities in order to reduce stock specific risk. And we think about not just the upside, but also the downside potential of all of our Portfolio holdings.

     One of the hallmarks of the Portfolio is broad diversification. Diversification helps mitigate the impact of one stock or sector on overall returns. We believe that the extensive diversification of Tax-Managed Growth Portfolio helped us in this market. While we were not happy with the negative returns in calendar 2001, we were nonetheless able to outperform our peers and our benchmark.
     We believe investors will continue to value diversification.

Q: You've always stressed the importance of Eaton Vance's equity research. Could you give some specifics on how research helped the Portfolio last year?

A: We rely heavily on our talented team of research analysts to make long-term assessments about stocks and sectors. For example, our consumer analyst made a tremendous call in the retail sector late in 2000. It appeared that consumer confidence was fading and that the U.S. economy might go into a recession. The fact was that, while we did enter a recession, retail stocks had already discounted that possibility, providing a great investment opportunity for the Portfolio. Business services was another area where our analyst correctly assessed the risk/reward opportunity. We correctly determined that fundamentals here were less likely to be affected by changes in the economic environment. Our technology and telecommunications analysts found few compelling investment opportunities in 2001. This led us correctly to underweight positions in both groups. We were also correctly underweighted in the utilities area. The value added of independent research was particularly evident in this area last year. Sometimes, what you don't own is just as important as what you do own.

Q: Duncan, how has the Fund fared relative to its peers and the broader market indexes?

A: To date, Tax-Managed Growth Fund 1.2 has a good record of competitive performance versus the S&P 500 Index,* as well as versus its peer group, the Lipper Large-Cap Core Classification.* In terms of after-tax performance, which is what matters to our tax- paying shareholders, the comparative numbers look even better. Our comparisons are particularly strong due in large part to our

FIVE LARGEST INDUSTRY GROUPS+
---------------------------------------
As a percentage of total net assets
Pharmaceutical                9.4%
Banks                         7.0%
Insurance                     6.5%
Media                         6.4%
Diversified Financials        5.7%


+Five largest industry groups are subject to change due to active management.

*It is not possible to invest directly in an Index or a Lipper Classification.

EATON VANCE TAX-MANAGED GROWTH FUND 1.2 AS OF DECEMBER 31, 2001

MANAGEMENT DISCUSSION

     correct assessment of the unattractive risk/reward of the big technology stocks that came to dominate the capitalization weighted indexes at the end of the 1990s. We continue to believe we have passed the peak of popularity for passive, or index, investing. Many of the mega-cap index names retain some valuation excess from the bubble of speculation. We continue to suspect that, while market conditions favored passive and momentum investing styles in the late 1990s, active, valuation-sensitive strategies such as those used by Tax-Managed Growth Portfolio are likely to be more successful in the volatile market environment that we expect for the foreseeable future.

Q: Would you share with us your views on what 2002 might hold for the economy and the stock market?

A: Volatility is a given. While we are not in the business of making economic forecasts, we believe there are rational, fundamental reasons for optimism on the economy and the equity markets. First, monetary policy is supportive. The Fed has lowered rates faster and to a greater degree than at any point in its history, including the 1987 crash. Economic stimulus is in the pipeline, and the Fed appears to be ready to do whatever is necessary to rescue the economy. This is extremely positive news for stocks. Second, fiscal policy is supportive. A short-term increase in government spending, including defense, rebuilding costs, and transportation bailouts, should stimulate the economy while offsetting any slowdown in consumer spending, which should benefit from the phase-in of the tax-cuts passed last year. Next, investor sentiment has improved and stock valuations are increasingly attractive across many market sectors. Going forward, we believe that stock price advances will more closely track the growth in earnings of their underlying companies. Monitoring and assessing the earnings capability of individual companies is what we will continue to focus on.

Q:   Can we expect a resumption of positive returns, in your opinion?

A: 2001 marked the second consecutive year of negative returns in the market. Historically, it has been unusual to have a third year of negative returns. However, due to the unprecedented stretching of valuations and the speculative capital cycle of the late 1990s, we have to entertain the possibility of another down year for the market. There are certainly external events that might occur in the next year that we just can't anticipate, but for an equity investor with a three- to five-year time horizon, we believe the outlook is promising.

     Successful investment comes from properly assessing risks and rewards, and from maintaining a long-term investment horizon. The rewards from equities may not approach the tremendous returns of the last 20 years, but we believe that, over that timeframe, they will outperform most other asset classes, as they have done historically.

     With Tax-Managed Growth Portfolio, we will strive to meet our fellow shareholders' expectations with a fundamentally driven, broadly diversified, "no unnecessary risks" strategy. We believe this will serve taxable investors well in the future as it has in the past. As always, our team here wishes to thank shareholders for their continued participation in Tax-Managed Growth, and we look forward to working for them again in the coming year.

EATON VANCE TAX-MANAGED GROWTH FUND 1.2 AS OF DECEMBER 31, 2001

FUND PERFORMANCE

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED GROWTH FUNDS 1.2 CLASS A VS. THE STANDARD & POOR'S 500 INDEX
FEBRUARY 28, 2001 - DECEMBER 31, 2001


[CHART]

                         FUND           FUND                 S&P
                       VALUE AT      VALUE WITH              500
        DATE              NAV       SALES CHARGE            INDEX
            2/01      10,000            10,000              10,000
            3/01       9,360             8,822               9,367
            4/01       9,970             9,397              10,094
            5/01      10,080             9,500              10,162
            6/01       9,850             9,284               9,915
            7/01       9,750             9,189               9,817
            8/01       9,280             8,746               9,203
            9/01       8,510             8,021               8,460
           10/01       8,620             8,124               8,621
           11/01       9,290             8,756               9,283
           12/01       9,480             8,935               9,364


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED GROWTH FUNDS 1.2 CLASS C VS. THE STANDARD & POOR'S 500 INDEX
FEBRUARY 28,2001 - DECEMBER 31, 2001

[CHART]

                       FUND             FUND                  S&P
                     VALUE AT         VALUE WITH              500
        DATE            NAV          SALES CHARGE            INDEX
            2/01      10,000            10,000              10,000
            3/01        9340              9340             9366.85
            4/01        9940              9940            10094.17
            5/01       10040             10040            10161.89
            6/01        9800              9800             9914.66
            7/01        9700              9700             9817.02
            8/01        9220              9220             9203.08
            9/01        8450              8450             8459.97
           10/01        8560              8560             8621.39
           11/01        9220              9220             9282.54
           12/01        9400              9400             9363.91
                       Less 1%              94
           12/01                         9,306


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED GROWTH FUNDS 1.2 CLASS I VS. THE STANDARD & POOR'S 500 INDEX
FEBRUARY 28,2001 - DECEMBER 31, 2001

[CHART]

                       FUND          FUND                     S&P
                     VALUE AT      VALUE WITH                 500
        DATE            NAV       SALES CHARGE               INDEX
            2/01      10,000        N/A                     10,000
            3/01       9,310                                 9,367
            4/01       9,910                                10,094
            5/01      10,030                                10,162
            6/01       9,810                                 9,915
            7/01       9,710                                 9,817
            8/01       9,240                                 9,203
            9/01       8,480                                 8,460
           10/01       8,590                                 8,621
           11/01       9,260                                 9,283
           12/01       9,460                                 9,364


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED GROWTH FUNDS 1.2 CLASS B VS. THE STANDARD & POOR'S 500 INDEX
FEBRUARY 28,2001 - DECEMBER 31, 2001

[CHART]

                       FUND              FUND                S&P
                     VALUE AT         VALUE WITH             500
        DATE            NAV          SALES CHARGE           INDEX
            2/01      10,000            10,000              10,000
            3/01        9300              9300             9366.85
            4/01        9890              9890            10094.17
            5/01       10000             10000            10161.89
            6/01        9800              9800             9914.66
            7/01        9690              9690             9817.02
            8/01        9220              9220             9203.08
            9/01        8450              8450             8459.97
           10/01        8550              8550             8621.39
           11/01        9210              9210             9282.54
           12/01        9400              9400             9363.91
                      Less 5%              470
           12/01                         8,930


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED GROWTH FUNDS 1.2 CLASS D VS. THE STANDARD & POOR'S 500 INDEX
FEBRUARY 28,2001 - DECEMBER 31, 2001

[CHART]

                       FUND             FUND                 S&P
                     VALUE AT        VALUE WITH              500
        DATE            NAV         SALES CHARGE            INDEX
            2/01      10,000            10,000              10,000
            3/01        9350              9350             9366.85
            4/01        9930              9930            10094.17
            5/01       10040             10040            10161.89
            6/01        9800              9800             9914.66
            7/01        9700              9700             9817.02
            8/01        9220              9220             9203.08
            9/01        8450              8450             8459.97
           10/01        8560              8560             8621.39
           11/01        9220              9220             9282.54
           12/01        9400              9400             9363.91
                      Less 5%              470
           12001                         8,930




Performance+                                       Class A    Class B    Class C    Class D    Class I
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------------------------------
Life of Fund++                                      -5.20%    -6.00%     -6.00%    -6.00%      -5.40%


SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------------------------------
Life of Fund++                                     -10.65%   -10.70%     -6.94%   -10.70%      -5.40%


++Inception Dates - Class A, Class B, Class C, Class D, and Class I:2/28/01

+ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class
  A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class
  D reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC
  1-Year return for Class C reflects 1% CDSC. Class I generally has no sales charge. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Graphs and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

* Source: Lipper Inc.; TowersData, Bethesda, MD. Investment operations commenced 2/28/01. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

The charts compare the Fund's total return with that of the S&P 500 Index, an unmanaged index of 500 common stocks commonly used as a measure of U.S. stock market performance. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the charts represent the total returns of $10,000 hypothetical investments in the Fund and in the S&P 500 Index. The Index's total return does not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

EATON VANCE TAX-MANAGED GROWTH FUND 1.2 AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2001
Assets
------------------------------------------------------------
Investment in Tax-Managed Growth Portfolio, at
   value (identified cost, $609,636,423)        $627,696,573
Receivable for Fund shares sold                   15,015,221
Deferred offering expenses                            12,541
------------------------------------------------------------
TOTAL ASSETS                                    $642,724,335
------------------------------------------------------------
Liabilities
------------------------------------------------------------
Payable for Fund shares redeemed                $  1,020,724
Payable to affiliate for distribution and
   service fees                                       28,689
Payable to affiliate for Trustees' fees                  283
Accrued expenses                                     137,809
------------------------------------------------------------
TOTAL LIABILITIES                               $  1,187,505
------------------------------------------------------------
NET ASSETS                                      $641,536,830
------------------------------------------------------------
Sources of Net Assets
------------------------------------------------------------
Paid-in capital                                 $637,087,696
Accumulated net realized loss from Portfolio
   (computed on the basis of identified cost)    (13,610,992)
Accumulated net investment loss                          (24)
Net unrealized appreciation from Portfolio
   (computed on the basis of identified cost)     18,060,150
------------------------------------------------------------
TOTAL                                           $641,536,830
------------------------------------------------------------
Class A Shares
------------------------------------------------------------
NET ASSETS                                      $228,610,212
SHARES OUTSTANDING                                24,110,629
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)          $       9.48
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $9.48)             $      10.06
------------------------------------------------------------
Class B Shares
------------------------------------------------------------
NET ASSETS                                      $203,917,186
SHARES OUTSTANDING                                21,700,277
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)          $       9.40
------------------------------------------------------------
Class C Shares
------------------------------------------------------------
NET ASSETS                                      $183,831,348
SHARES OUTSTANDING                                19,550,593
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)          $       9.40
------------------------------------------------------------
Class D Shares
------------------------------------------------------------
NET ASSETS                                      $ 24,517,001
SHARES OUTSTANDING                                 2,607,706
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)          $       9.40
------------------------------------------------------------
Class I Shares
------------------------------------------------------------
NET ASSETS                                      $    661,083
SHARES OUTSTANDING                                    69,903
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
   PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)          $       9.46
------------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
DECEMBER 31, 2001(1)
Investment Income
------------------------------------------------------------
Dividends allocated from Portfolio
   (net of foreign taxes, $11,953)              $  2,493,398
Interest allocated from Portfolio                    152,015
Expenses allocated from Portfolio                 (1,058,184)
------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO            $  1,587,229
------------------------------------------------------------

Expenses
------------------------------------------------------------
Administration fees                             $    360,408
Trustees' fees and expenses                              387
Distribution and service fees
   Class A                                           202,252
   Class B                                           800,818
   Class C                                           703,817
   Class D                                            95,124
Transfer and dividend disbursing agent fees          244,273
Amortization of organization expenses                 65,794
Printing and postage                                  56,623
Registration fees                                     49,115
Legal and accounting services                         18,155
Custodian fee                                         15,852
Miscellaneous                                         17,978
------------------------------------------------------------
TOTAL EXPENSES                                  $  2,630,596
------------------------------------------------------------

NET INVESTMENT LOSS                             $ (1,043,367)
------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified cost
      basis)                                    $(18,422,926)
   Foreign currency transactions                           3
------------------------------------------------------------
NET REALIZED LOSS                               $(18,422,923)
------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)          $ 18,060,100
   Foreign currency                                       50
------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                               $ 18,060,150
------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                $   (362,773)
------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS      $ (1,406,140)
------------------------------------------------------------

 (1) For the period from the start of business, February 28, 2001, to December 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.2 AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             DECEMBER 31, 2001(1)
--------------------------------------------------------------
From operations --
   Net investment loss                    $         (1,043,367)
   Net realized loss                               (18,422,923)
   Net change in unrealized
      appreciation (depreciation)                   18,060,150
--------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $         (1,406,140)
--------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $        243,921,002
      Class B                                      211,755,541
      Class C                                      196,015,858
      Class D                                       25,559,519
      Class I                                        1,270,792
   Cost of shares redeemed
      Class A                                      (16,066,478)
      Class B                                       (6,540,415)
      Class C                                      (11,489,347)
      Class D                                         (897,879)
      Class I                                         (585,623)
--------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $        642,942,970
--------------------------------------------------------------

NET INCREASE IN NET ASSETS                $        641,536,830
--------------------------------------------------------------

Net Assets
--------------------------------------------------------------
At beginning of period                    $                 --
--------------------------------------------------------------
AT END OF PERIOD                          $        641,536,830
--------------------------------------------------------------

Accumulated net investment
loss included in net assets
--------------------------------------------------------------
AT END OF PERIOD                          $                (24)
--------------------------------------------------------------

 (1) For the period from the start of business, February 28, 2001, to December 31, 2001.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.2 AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          CLASS A
                                  -----------------------
                                  PERIOD ENDED
                                  DECEMBER 31, 2001(1)(2)
---------------------------------------------------------
Net asset value -- Beginning
   of period                             $ 10.000
---------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------
Net investment income                    $  0.005
Net realized and unrealized
   loss                                    (0.525)
---------------------------------------------------------
TOTAL LOSS FROM OPERATIONS               $ (0.520)
---------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                $  9.480
---------------------------------------------------------

TOTAL RETURN(3)                             (5.20)%
---------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------
Net assets, end of period
   (000's omitted)                       $228,610
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                           1.03%(5)
   Net investment income                     0.06%(5)
Portfolio Turnover of the
   Portfolio                                   18%
---------------------------------------------------------

 (1) For the period from the start of business, February 28, 2001 to December 31, 2001.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.2 AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          CLASS B
                                  -----------------------
                                  PERIOD ENDED
                                  DECEMBER 31, 2001(1)(2)
---------------------------------------------------------
Net asset value -- Beginning
   of period                             $ 10.000
---------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------
Net investment loss                      $ (0.053)
Net realized and unrealized
   loss                                    (0.547)
---------------------------------------------------------
TOTAL LOSS FROM OPERATIONS               $ (0.600)
---------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                $  9.400
---------------------------------------------------------

TOTAL RETURN(3)                             (6.00)%
---------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------
Net assets, end of period
   (000's omitted)                       $203,917
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                           1.77%(5)
   Net investment loss                      (0.68)%(5)
Portfolio Turnover of the
   Portfolio                                   18%
---------------------------------------------------------

 (1) For the period from the start of business, February 28, 2001 to December 31, 2001.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.2 AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          CLASS C
                                  -----------------------
                                  PERIOD ENDED
                                  DECEMBER 31, 2001(1)(2)
---------------------------------------------------------
Net asset value -- Beginning
   of period                             $ 10.000
---------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------
Net investment loss                      $ (0.053)
Net realized and unrealized
   loss                                    (0.547)
---------------------------------------------------------
TOTAL LOSS FROM OPERATIONS               $ (0.600)
---------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                $  9.400
---------------------------------------------------------

TOTAL RETURN(3)                             (6.00)%
---------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------
Net assets, end of period
   (000's omitted)                       $183,831
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                           1.77%(5)
   Net investment loss                      (0.68)%(5)
Portfolio Turnover of the
   Portfolio                                   18%
---------------------------------------------------------

 (1) For the period from the start of business, February 28, 2001 to December 31, 2001.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.2 AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          CLASS D
                                  -----------------------
                                  PERIOD ENDED
                                  DECEMBER 31, 2001(1)(2)
---------------------------------------------------------
Net asset value -- Beginning
   of period                              $10.000
---------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------
Net investment loss                       $(0.052)
Net realized and unrealized
   loss                                    (0.548)
---------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                $(0.600)
---------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                 $ 9.400
---------------------------------------------------------

TOTAL RETURN(3)                             (6.00)%
---------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------
Net assets, end of period
   (000's omitted)                        $24,517
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                           1.77%(5)
   Net investment loss                      (0.68)%(5)
Portfolio Turnover of the
   Portfolio                                   18%
---------------------------------------------------------

 (1) For the period from the start of business, February 28, 2001 to December 31, 2001.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.2 AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                          CLASS I
                                  -----------------------
                                  PERIOD ENDED
                                  DECEMBER 31, 2001(1)(2)
---------------------------------------------------------
Net asset value -- Beginning
   of period                              $10.000
---------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------
Net investment income                     $ 0.028
Net realized and unrealized
   loss                                    (0.568)
---------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                $(0.540)
---------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                 $ 9.460
---------------------------------------------------------

TOTAL RETURN(3)                             (5.40)%
---------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------
Net assets, end of period
   (000's omitted)                        $   661
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                           0.78%(5)
   Net investment income                     0.37%(5)
Portfolio Turnover of the
   Portfolio                                   18%
---------------------------------------------------------

 (1) For the period from the start of business, February 28, 2001 to December 31, 2001.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.2 AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has five classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B, Class C and Class D shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. Class B and Class D shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Tax-Managed Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (3.4% at December 31, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment loss consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2001, the accumulated net investment loss on a tax basis was $24. At December 31, 2001, the Fund did not have any undistributed long term gains. At December 31, 2001, the Fund, for federal income tax purposes, had a capital loss carryover of $9,315,837 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such loss carryover will expire on December 31, 2009. At December 31, 2001, net capital losses of $1,128,864 and net currency losses of $24, attributable to security transactions occurred after October 31, 2001, are treated as arising on the first day of the Fund's net taxable year.

 D Deferred Offering Expenses -- Costs incurred by the Fund in connection with its offering are being amortized on the straight-line basis over one year.

 E Other -- Investment transactions are accounted for on a trade-date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's policy is to distribute annually (normally in December) substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute annually all or substantially all of its net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at net asset value as of the close of business on the

EATON VANCE TAX-MANAGED GROWTH FUND 1.2 AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              PERIOD ENDED
    CLASS A                                   DECEMBER 31, 2001(1)
    -----------------------------------------------------------------
    Sales                                                  25,891,850
    Redemptions                                            (1,781,221)
    -----------------------------------------------------------------
    NET INCREASE                                           24,110,629
    -----------------------------------------------------------------

                                              PERIOD ENDED
    CLASS B                                   DECEMBER 31, 2001(1)
    -----------------------------------------------------------------
    Sales                                                  22,426,571
    Redemptions                                              (726,294)
    -----------------------------------------------------------------
    NET INCREASE                                           21,700,277
    -----------------------------------------------------------------

                                              PERIOD ENDED
    CLASS C                                   DECEMBER 31, 2001(1)
    -----------------------------------------------------------------
    Sales                                                  20,825,228
    Redemptions                                            (1,274,635)
    -----------------------------------------------------------------
    NET INCREASE                                           19,550,593
    -----------------------------------------------------------------

                                              PERIOD ENDED
    CLASS D                                   DECEMBER 31, 2001(1)
    -----------------------------------------------------------------
    Sales                                                   2,707,198
    Redemptions                                               (99,492)
    -----------------------------------------------------------------
    NET INCREASE                                            2,607,706
    -----------------------------------------------------------------

                                              PERIOD ENDED
    CLASS I                                   DECEMBER 31, 2001(1)
    -----------------------------------------------------------------
    Sales                                                     134,920
    Redemptions                                               (65,017)
    -----------------------------------------------------------------
    NET INCREASE                                               69,903
    -----------------------------------------------------------------

 (1) For the period from the start of business, February 28, 2001, to December 31, 2001.

4 Transactions with Affiliates
-------------------------------------------
   The administration fee is earned by Eaton Vance Management (EVM) (the Administrator) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the period from the start of business, February 28, 2001 to December 31, 2001, the administration fee amounted to $360,408. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   Except for Trustees of the Fund who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund who are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees' Deferred Compensation Plan. For the period ended December 31, 2001, no significant amounts have been deferred.

   The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $701,820 as its portion of the sales charge on sales of Class A shares for the period from the start of business, February 28, 2001 to December 31, 2001.

   Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

5 Distribution and Service Plan
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class D shares (Class D Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B,
   Class C and Class D Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's

EATON VANCE TAX-MANAGED GROWTH FUND 1.2 AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   average daily net assets attributable to Class B, Class C and Class D shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B, Class C and Class D shares sold, respectively, plus
   (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $601,698, $528,792 and $71,472 for Class B, Class C and Class D shares, respectively, to or payable to EVD for the period from February 28, 2001 to December 31, 2001, representing 0.75% (annualized) of the average daily net assets for Class B, Class C and Class D shares, respectively. At December 31, 2001, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $12,095,000, $11,094,000 and $1,531,000 for Class B, Class C and Class D
   shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in the amounts of 0.25% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class D shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the period from the start of business, February 28, 2001 to December 31, 2001 amounted to $202,252, $199,120,
   $175,025 and $23,652 for Class A, Class B, Class C and Class D shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) is generally imposed on any redemption of Class B and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of the purchase). The Class B and Class D CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B, Class C and Class D shares are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges assessed on Class B, Class C and Class D shares when no Uncovered Distribution Charges exist for the respective class will be credited to the Fund. EVD received approximately $96,000, $32,121 and $27,491 of CDSC paid by shareholders for Class B shares, Class C shares, and Class D shares respectively, for the period from the start of business, February 28, 2001 to December 31, 2001.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $663,507,491 and $37,035,374, respectively, for the period from the start of business, February 28, 2001 to December 31, 2001.

EATON VANCE TAX-MANAGED GROWTH FUND 1.2 AS OF DECEMBER 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE MUTUAL FUNDS TRUST AND SHAREHOLDERS OF EATON VANCE TAX-MANAGED GROWTH FUND 1.2:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed Growth Fund 1.2 (one of the series constituting Eaton Vance Mutual Funds Trust) as of December 31, 2001, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from the start of business, February 28, 2001 to December 31, 2001. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed Growth Fund 1.2 at December 31, 2001, and the result of its operations, the changes in its net assets, and its financial highlights for the period from the start of business, February 28, 2001 to December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 15, 2002

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 97.6%

SECURITY                       SHARES          VALUE
--------------------------------------------------------------
Aerospace and Defense -- 1.5%
--------------------------------------------------------------
Boeing Company (The)             361,794       $    14,030,371
Boeing Company
(The)(1)(2)                      250,000             9,689,547
Boeing Company
(The)(1)(2)                      200,000             7,752,122
General Dynamics Corp.         1,505,000           119,858,200
Honeywell International,
Inc.                             292,998             9,909,192
Northrop Grumman Corp.           833,164            83,991,263
Raytheon Co., Class B            313,564            10,181,423
Rockwell Collins, Inc.           203,032             3,959,124
United Technologies Corp.        291,354            18,830,209
--------------------------------------------------------------
                                               $   278,201,451
--------------------------------------------------------------
Air Freight and Couriers -- 1.5%
--------------------------------------------------------------
FedEx Corp.(3)                 1,631,578       $    84,646,267
Fedex Corp.(1)(2)(3)              75,000             3,887,141
United Parcel Service,
Inc., Class B                  3,295,388           179,598,646
--------------------------------------------------------------
                                               $   268,132,054
--------------------------------------------------------------
Airlines -- 0.0%
--------------------------------------------------------------
Southwest Airlines Co.            52,000       $       960,960
--------------------------------------------------------------
                                               $       960,960
--------------------------------------------------------------
Auto Components -- 0.2%
--------------------------------------------------------------
Aftermarket Technology
Corp.(3)                          46,000       $       745,200
Arvinmeritor, Inc.                53,849             1,057,594
Borg-Warner Automotive,
Inc.                             230,270            12,031,607
Dana Corp.                        46,137               640,382
Delphi Automotive Systems          6,128                83,708
Federal Signal Corp.             283,471             6,312,899
Johnson Controls                 240,591            19,427,723
TRW, Inc.                          2,000                74,080
Visteon Corp.                     15,135               227,630
--------------------------------------------------------------
                                               $    40,600,823
--------------------------------------------------------------
Automobiles -- 0.1%
--------------------------------------------------------------
DaimlerChrysler                   19,952       $       831,400
Ford Motor Co.                   179,556             2,822,620
General Motors Corp.              13,596               660,766
Harley-Davidson, Inc.            114,700             6,229,357
SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Automobiles (continued)
--------------------------------------------------------------
Honda Motor Co. Ltd. ADR           5,000       $       407,550
--------------------------------------------------------------
                                               $    10,951,693
--------------------------------------------------------------
Banks -- 7.0%
--------------------------------------------------------------
AmSouth Bancorporation         1,251,949       $    23,661,836
Associated Banc-Corp.            624,922            22,053,497
Bank of America Corp.          1,717,799           108,135,447
Bank of Granite Corp.             22,500               444,825
Bank of Montreal                 273,104             6,207,654
Bank of New York Co.,
Inc. (The)                       477,978            19,501,502
Bank One Corp.                 1,251,649            48,876,893
Banknorth Group, Inc.             65,720             1,480,014
BB&T Corp.                     1,016,764            36,715,348
Charter One Financial,
Inc.                             544,901            14,794,062
City National Corp.              130,000             6,090,500
Colonial Bancgroup, Inc.
(The)                            396,090             5,580,908
Comerica, Inc.                   222,464            12,747,187
Commerce Bancshares, Inc.        206,545             8,053,190
Community First
Bancshares, Inc.                 418,000            10,738,420
Compass Bancshares, Inc.         306,668             8,678,704
Credit Suisse Group               55,136             2,352,292
Fifth Third Bancorp              772,018            47,347,864
Fifth Third Bancorp(1)(2)         81,626             5,001,158
First Citizens
BancShares, Inc.                  65,900             6,441,725
First Financial Bancorp.          51,122               902,303
First Midwest Bancorp,
Inc.                             573,661            16,745,165
First Midwest Bancorp,
Inc.(1)(2)                        65,612             1,914,017
First Midwest Bancorp,
Inc.(1)(2)                       176,056             5,133,978
First Tennessee National
Corp.                             30,912             1,120,869
FleetBoston Financial
Corp.                            631,350            23,044,275
Golden West Financial
Corp.                            121,800             7,167,930
GreenPoint Financial
Corp.                            120,983             4,325,142
Greenpoint Financial
Corp.(1)(2)                      200,000             7,145,531
GreenPoint Financial
Corp.(1)(2)                      300,000            10,717,627
Hibernia Corp., Class A          165,893             2,951,236
Huntington Bancshares,
Inc.                             518,842             8,918,894
Investors Financial
Services Corp.                   205,701            13,619,463
Investors Financial
Services Corp.(1)(2)              32,000             2,117,396
Keycorp                          552,835            13,456,004
M&T Bank Corp.                    33,977             2,475,224
Marshall and Ilsley Corp.         92,887             5,877,889
Mellon Financial Corp.           206,912             7,784,029

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Banks (continued)
--------------------------------------------------------------
Mellon Financial
Corp.(1)(2)                       15,000       $       564,018
National City Corp.              567,618            16,597,150
National Commerce
Financial Corp.                1,113,055            28,160,291
Northern Trust Corp.           1,451,188            87,390,541
Pacific Century Financial
Corp.                             49,425             1,279,613
PNC Financial Services
Group, Inc.                      171,634             9,645,831
Popular, Inc.                        716                20,821
Regions Financial Corp.        1,375,042            41,168,757
Royal Bank of Canada             368,444            12,000,221
Royal Bank of Scotland
Group PLC                         52,322             1,271,994
Royal Bank of Scotland
Group PLC (A.V.S.)(3)             50,837                58,210
S&T Bancorp, Inc.                100,000             2,428,000
Societe Generale, Class A        809,647            45,298,997
SouthTrust Corp.                 332,978             8,214,567
Southwest Bancorporation
of Texas, Inc.(3)                215,601             6,526,242
Southwest Bancorporation
of Texas, Inc.(1)(2)(3)          600,000            18,150,649
Sovereign Bancorporation,
Inc.                             442,584             5,417,228
SunTrust Banks, Inc.             311,574            19,535,690
Synovus Financial              1,002,233            25,105,937
TCF Financial Corp.              512,000            24,565,760
U.S. Bancorp                   4,083,706            85,471,967
Union Planters Corp.             408,979            18,457,222
Valley National Bancorp.         323,780            10,668,551
Wachovia Corp.                 1,497,451            46,960,063
Washington Mutual, Inc.        2,327,799            76,119,027
Wells Fargo & Co.              2,972,457           129,153,257
Westamerica
Bancorporation                   266,506            10,545,642
Whitney Holding Corp.            245,252            10,754,300
Zions Bancorporation             227,671            11,970,941
--------------------------------------------------------------
                                               $ 1,283,821,485
--------------------------------------------------------------
Beverages -- 3.0%
--------------------------------------------------------------
Anheuser-Busch Cos., Inc.      2,291,559       $   103,601,382
Coca-Cola Company (The)        3,068,681           144,688,309
Coca-Cola Enterprises,
Inc.                             384,724             7,286,673
Panamerican Beverages,
Inc., Class A                     80,000             1,188,800
PepsiCo, Inc.                  6,033,757           293,783,628
--------------------------------------------------------------
                                               $   550,548,792
--------------------------------------------------------------
SECURITY                       SHARES          VALUE
--------------------------------------------------------------
Biotechnology -- 2.1%
--------------------------------------------------------------
Amgen, Inc.(3)                 3,822,612       $   215,748,221
Celera Genomics Group -
Applera Corp.(3)                  47,100             1,257,099
Genzyme Corp.(3)               1,616,207            96,746,151
Genzyme Corp.(1)(2)(3)             9,605               574,385
Genzyme Corporation -
Genzyme Biosurgery
Division(3)                       86,784               460,823
Gilead Sciences, Inc.(3)          38,745             2,546,321
Incyte Genomics, Inc.(3)       1,145,302            22,264,671
Invitrogen Corp.(3)               37,645             2,331,355
Sepracor, Inc.(3)                884,000            50,441,040
Vertex Pharmaceuticals,
Inc.(3)                           83,000             2,040,970
--------------------------------------------------------------
                                               $   394,411,036
--------------------------------------------------------------
Building Products -- 0.6%
--------------------------------------------------------------
American Standard
Companies, Inc.(3)               258,251       $    17,620,466
American Standard
Companies, Inc.(1)(2)(3)          63,436             4,327,833
Masco Corp.                    3,506,516            85,909,642
--------------------------------------------------------------
                                               $   107,857,941
--------------------------------------------------------------
Chemicals -- 1.7%
--------------------------------------------------------------
Airgas, Inc.(3)                  536,219       $     8,107,631
Arch Chemicals, Inc.               4,950               114,840
Bayer AG ADR                      40,000             1,271,448
Dow Chemical Co. (The)           183,245             6,190,016
DuPont (E.I.) de Nemours
& Co.                          1,173,241            49,874,475
Eastman Chemical Co.                 148                 5,775
Ecolab, Inc.                   2,064,867            83,110,897
International Flavors &
Fragrances, Inc.                 148,101             4,400,081
MacDermid, Inc.                   61,937             1,049,832
Monsanto Co.                   2,990,100           101,065,380
Olin Corp.                         9,900               159,786
PPG Industries, Inc.              23,542             1,217,592
RPM, Inc.                        470,138             6,798,195
Sigma Aldrich Corp.              615,000            24,237,150
Solutia, Inc.                     99,629             1,396,799
Syngenta AG ADR(3)                10,030               106,318
Valspar Corp.                    768,316            30,425,314
--------------------------------------------------------------
                                               $   319,531,529
--------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                       SHARES          VALUE
--------------------------------------------------------------
Commercial Services and Supplies -- 5.1%
--------------------------------------------------------------
Allied Waste Industries,
Inc.(3)                        1,675,000       $    23,550,500
Apollo Group, Inc.(3)              5,066               228,021
Arbitron, Inc.(3)                 36,200             1,236,230
Automatic Data
Processing, Inc.               3,247,523           191,279,105
Avery Dennison Corp.           1,432,004            80,951,186
Banta Corp.                       42,341             1,249,906
BISYS Group, Inc.
(The)(3)                         107,746             6,894,667
BISYS Group, Inc.
(The)(1)(2)(3)                    12,500               799,472
BISYS Group, Inc.
(The)(1)(2)(3)                    20,000             1,279,032
Block (H&R), Inc.                732,354            32,736,224
Bowne & Co., Inc.                172,640             2,209,792
Cendant Corp.(3)                 192,150             3,768,061
Century Business
Services, Inc.(3)                400,000               920,000
Ceridian Corp.(3)                181,858             3,409,837
Certegy Inc.(3)                   42,862             1,466,738
Cintas Corp.                   1,410,561            67,706,928
Concord EFS, Inc.(3)             551,454            18,076,662
Consolidated Graphics,
Inc.(3)                           70,215             1,351,639
CSG Systems
International, Inc.(3)            41,116             1,663,142
Deluxe Corp.                      80,675             3,354,466
Donnelley (R.R.) & Sons
Co.                              200,521             5,953,468
DST Systems, Inc.(3)           2,017,634           100,579,055
eFunds Corp.(3)                   44,484               611,655
Equifax, Inc.                     85,724             2,070,235
First Data Corp.               2,227,384           174,738,275
Harland (John H.) Co.             51,540             1,139,034
HON Industries, Inc.           1,270,418            35,127,058
Imagistics International
Inc.(3)                            6,222                76,842
IMS Health, Inc.                 498,012             9,716,214
Manpower, Inc.                   112,000             3,775,520
Miller (Herman), Inc.            577,903            13,673,185
Navigant Consulting,
Inc.(3)                          496,795             2,732,372
Navigant International,
Inc.(3)                           59,630               682,763
Newpark Resources,
Inc.(3)                           96,537               762,642
Paychex, Inc.                    929,490            32,392,727
Pitney Bowes, Inc.                77,782             2,925,381
ProQuest Company(3)              115,000             3,899,650
ServiceMaster Co.                704,262             9,718,816
Spherion Corp.(3)                 90,000               878,400
Staff Leasing, Inc.               78,125               198,437
Steelcase, Inc., Class A         123,000             1,810,560
Sylvan Learning Systems,
Inc.(3)                          815,396            17,995,790
SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Commercial Services and Supplies (continued)
--------------------------------------------------------------
Valassis Communications,
Inc.(3)                          775,000       $    27,605,500
Viad Corp.                        40,314               954,636
Waste Management, Inc.         1,399,736            44,665,576
Workflow Management,
Inc.(3)                           79,507               379,248
--------------------------------------------------------------
                                               $   939,194,647
--------------------------------------------------------------
Communications Equipment -- 1.5%
--------------------------------------------------------------
3Com Corp.(3)                    873,949       $     5,575,795
ADC Telecommunications,
Inc.(3)                          937,781             4,313,793
Advanced Fibre
Communication, Inc.(3)            15,000               265,050
Alcatel S.A. ADR                  43,728               723,698
Avaya, Inc.(3)                    68,903               837,171
CIENA Corp.(3)                   702,026            10,045,992
Cisco Systems, Inc.(3)         5,430,799            98,351,770
Comverse Technology,
Inc.(3)                          386,378             8,643,276
Corning, Inc.                    705,943             6,297,012
Enterasys Networks,
Inc.(3)                          989,660             8,758,491
JDS Uniphase Corp.(3)            266,080             2,309,574
Lucent Technologies, Inc.        954,951             6,006,642
Marconi PLC                       23,088                14,015
McData Corp., Class A(3)          23,016               563,892
Motorola, Inc.                   551,445             8,282,704
Nokia Corp., Class A, ADR      2,881,697            70,688,027
Nortel Networks Corp.          2,131,110            15,983,325
Qualcomm, Inc.(3)                344,112            17,377,656
Riverstone Networks,
Inc.(3)                           46,005               763,683
Telefonaktiebolaget LM
Ericsson, Class B ADR          1,816,000             9,479,520
Tellabs, Inc.(3)                 338,790             5,068,298
--------------------------------------------------------------
                                               $   280,349,384
--------------------------------------------------------------
Computers and Peripherals -- 3.2%
--------------------------------------------------------------
Compaq Computer Corp.             82,245       $       802,711
Dell Computer Corp.(3)         3,630,589            98,679,409
EMC Corp.(3)                   1,075,543            14,455,298
Gateway, Inc.(3)               1,149,407             9,241,232
Hewlett-Packard Co.            1,991,489            40,905,184
International Business
Machines Corp.                 1,039,334           125,717,841
Lexmark International,
Inc.(3)                        4,536,940           267,679,460
Network Appliance,
Inc.(3)                          488,000            10,672,560
Palm, Inc.(3)                  1,304,605             5,061,867

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Computers and Peripherals (continued)
--------------------------------------------------------------
Sun Microsystems, Inc.(3)        537,670       $     6,613,341
--------------------------------------------------------------
                                               $   579,828,903
--------------------------------------------------------------
Construction and Engineering -- 0.1%
--------------------------------------------------------------
Dycom Industries(3)              160,464       $     2,681,353
Jacobs Engineering Group,
Inc.(3)                          176,233            11,631,378
Salient 3 Communications,
Inc., Class A                     78,125                76,953
--------------------------------------------------------------
                                               $    14,389,684
--------------------------------------------------------------
Construction Materials -- 0.1%
--------------------------------------------------------------
CRH PLC                          329,450       $     5,806,873
Vulcan Materials Co.             136,109             6,525,065
--------------------------------------------------------------
                                               $    12,331,938
--------------------------------------------------------------
Containers and Packaging -- 0.1%
--------------------------------------------------------------
Bemis Co., Inc.                  141,000       $     6,934,380
Caraustar Industries,
Inc.                             264,862             1,835,494
Sealed Air Corp.(3)              174,914             7,139,989
Sonoco Products Co.              160,690             4,271,140
Temple Inland, Inc.               12,632               716,613
--------------------------------------------------------------
                                               $    20,897,616
--------------------------------------------------------------
Distributors -- 0.0%
--------------------------------------------------------------
MSC Industrial Direct
Co.(3)                             5,000       $        98,750
--------------------------------------------------------------
                                               $        98,750
--------------------------------------------------------------
Diversified Financials -- 5.7%
--------------------------------------------------------------
Affiliated Managers
Group, Inc.(3)                    13,680       $       964,166
American Express Co.             969,588            34,604,596
ANC Rental Corp.(1)(3)           689,786                 6,898
Capital One Financial
Corp.                            836,371            45,122,215
Citigroup                      3,970,061           200,408,679
E*Trade Group, Inc.(3)           288,290             2,954,972
Fannie Mae                     1,006,357            80,005,381
Federated Investors, Inc.      1,634,947            52,122,110
Finova Group, Inc.(3)            175,587               107,108
FirstPlus Financial
Group, Inc.(3)                   120,000                 9,600
Franklin Resources, Inc.       1,896,536            66,890,825
Freddie Mac                      498,106            32,576,132
Freddie Mac(1)(2)                 20,000             1,307,346
SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Diversified Financials (continued)
--------------------------------------------------------------
Goldman Sachs Group, Inc.          9,627       $       892,904
Household International,
Inc.                           1,603,743            92,920,869
ING Groep NV ADR                 210,570             5,359,007
J.P. Morgan Chase & Co.          421,490            15,321,162
Knight Trading Group,
Inc.(3)                        1,750,000            19,285,000
Legg Mason, Inc.                 217,641            10,877,697
MBNA Corp.                       131,157             4,616,726
MBNA Corp.(1)(2)                 113,797             3,998,444
Merrill Lynch & Co.,
Inc.(1)(2)                       150,000             7,812,625
Merrill Lynch & Co., Inc.      1,676,195            87,363,283
Morgan Stanley Dean
Witter & Co.                   3,015,769           168,702,118
Nuveen (John) Co. (The),
Class A                           75,000             4,011,000
Providian Financial Corp.        893,096             3,170,491
Raymond James Financial,
Inc.(1)(2)                        70,000             2,481,924
Schwab (Charles) Corp.           699,540            10,821,884
Schwab (Charles)
Corp.(1)(2)                      133,650             2,063,844
State Street Corp.               328,000            17,138,000
Stilwell Financial, Inc.          95,458             2,598,367
T. Rowe Price Group, Inc.        137,827             4,786,732
Ubs AG-Registered
Foreign(3)                         9,183               459,150
USA Education, Inc.              601,539            50,541,307
Waddell & Reed Financial,
Inc., Class A                    150,751             4,854,182
--------------------------------------------------------------
                                               $ 1,037,156,744
--------------------------------------------------------------
Diversified Telecommunication -- 2.6%
--------------------------------------------------------------
Alltel Corp.                   1,375,801       $    84,928,196
American Tower Corp.,
Class A(3)                        93,218               882,774
AT&T Corp.                     1,181,497            21,432,356
BellSouth Corp.                1,439,465            54,915,590
Broadwing, Inc.(3)               764,587             7,263,577
Citizens Communications
Co.(3)                            59,563               634,942
Deutsche Telekom AG
ADR(3)                         1,616,197            27,313,734
Global Crossing Ltd.(3)          124,289               104,403
ITC Deltacom, Inc.(3)          1,118,041               972,696
McLeodUSA, Inc.(3)             1,608,292               595,068
NTL, Inc.(3)                     400,390               376,367
PTEK Holdings, Inc.(3)            28,000                95,200
Qwest Communications
International(3)                  81,903             1,157,289
RSL Communications
Ltd.(3)                          747,161                 5,230
SBC Communications, Inc.       4,236,990           165,962,898
Sprint Corp.                   2,656,796            53,348,464
Talk America Holdings,
Inc.(3)                          247,376               101,424

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Diversified Telecommunication (continued)
--------------------------------------------------------------
Telecom Corp. of New
Zealand Ltd. ADR                   8,000       $       134,000
Verizon Communications,
Inc.                             197,052             9,352,088
Williams Communications
Group, Inc.(3)                     4,086                 9,602
Winstar Communications,
Inc.(3)                           17,136                   296
Worldcom, Inc. - MCI
Group(3)                         105,035             1,333,945
WorldCom, Inc. - Worldcom
Group(3)                       2,799,665            39,419,283
--------------------------------------------------------------
                                               $   470,339,422
--------------------------------------------------------------
Electric Utilities -- 0.3%
--------------------------------------------------------------
AES Corp.(3)                      69,254       $     1,132,303
Ameren Corp.                       5,000               211,500
American Electric Power,
Inc.                                 960                41,789
Dominion Resources, Inc.         210,464            12,648,886
Duke Energy Corp.                  9,234               362,527
Exelon Corp.                     500,000            23,940,000
P G & E Corp.(3)                  47,705               917,844
Teco Energy, Inc.                 40,000             1,049,600
TXU Corp.                        250,196            11,796,741
Wisconsin Energy Corp.             9,576               216,035
--------------------------------------------------------------
                                               $    52,317,225
--------------------------------------------------------------
Electrical Equipment -- 0.3%
--------------------------------------------------------------
American Power Conversion
Corp.(3)                         436,671       $     6,314,263
Baldor Electric Co.              149,060             3,115,354
Emerson Electric Co.             522,858            29,855,192
Energizer Holdings,
Inc.(3)                           92,626             1,764,525
Molex, Inc., Class A             112,582             3,045,343
Rockwell International
Corp.                            203,032             3,626,152
Tecumseh Products Co.,
Class A                          156,420             7,919,545
Thomas and Betts Corp.           132,863             2,810,052
--------------------------------------------------------------
                                               $    58,450,426
--------------------------------------------------------------
Electronic Equipment - Instruments -- 0.8%
--------------------------------------------------------------
Agilent Technologies,
Inc.(3)                          517,438       $    14,752,157
Arrow Electronics,
Inc.(3)                            8,750               261,625
Flextronics International
Ltd.(3)                          204,816             4,913,536
Jabil Circuit, Inc.(3)         2,127,971            48,347,501
Millipore Corp.                  101,440             6,157,408
PerkinElmer, Inc.                300,081            10,508,837
Plexus Corp.(3)                  132,189             3,510,940
Plexus Corp.(1)(2)(3)             77,757             2,063,935
SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Electronic Equipment - Instruments (continued)
--------------------------------------------------------------
Sanmina-SCI Corp.(3)           1,186,972       $    23,620,743
Solectron Corp.(3)             1,818,848            20,516,605
Teledyne Technologies,
Inc.(3)                            6,117                99,646
Waters Corp.(3)                  198,320             7,684,900
X-Rite, Inc.                     428,000             3,642,280
--------------------------------------------------------------
                                               $   146,080,113
--------------------------------------------------------------
Energy Equipment and Services -- 1.1%
--------------------------------------------------------------
Baker Hughes, Inc.               977,604       $    35,653,218
Core Laboratories NV(3)          205,000             2,874,100
Grant Prideco, Inc.(3)           163,681             1,882,332
Halliburton Co.                  504,383             6,607,417
Nabors Industries,
Inc.(3)                          572,000            19,636,760
National-Oilwell, Inc.(3)        641,199            13,215,111
National-Oilwell,
Inc.(1)(2)(3)                     45,730               941,965
Noble Drilling, Inc.(3)          170,000             5,786,800
Patterson-UTI Energy,
Inc.(3)                          200,000             4,662,000
Schlumberger Ltd.              1,455,913            80,002,419
Smith International,
Inc.(3)                           70,000             3,753,400
Transocean Sedco Forex,
Inc.                              73,657             2,491,080
Weatherford
International(3)                 663,681            24,728,754
--------------------------------------------------------------
                                               $   202,235,356
--------------------------------------------------------------
Food and Drug Retailing -- 1.9%
--------------------------------------------------------------
Albertson's, Inc.              1,049,367       $    33,044,567
Casey's General Stores,
Inc.                              91,201             1,358,895
CVS Corp.                        961,153            28,450,129
Kroger Co. (The)(3)            1,066,630            22,260,568
Safeway, Inc.(3)               1,992,734            83,196,645
Sysco Corp.                    5,842,567           153,192,107
Sysco Corp.(1)(2)                 44,744             1,172,528
Walgreen Co.                     643,194            21,649,910
Winn-Dixie Stores, Inc.          506,616             7,219,278
--------------------------------------------------------------
                                               $   351,544,627
--------------------------------------------------------------
Food Products -- 2.3%
--------------------------------------------------------------
Archer-Daniels-Midland
Co.                              234,652       $     3,367,256
Campbell Soup Co.              1,243,047            37,129,814
Conagra Foods, Inc.            1,544,015            36,701,237
Dean Foods Co.(3)                128,072             8,734,510
Flowers Foods, Inc.(3)            98,255             3,922,340

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Food Products (continued)
--------------------------------------------------------------
General Mills, Inc.              254,545       $    13,238,885
Heinz (H.J.) Co.                 191,876             7,889,941
Hershey Foods Corp.              744,421            50,397,302
Kellogg Co.                      101,647             3,059,575
Kraft Foods, Inc.(3)             387,000            13,169,610
McCormick & Co., Inc.            458,870            19,258,774
Riviana Foods, Inc.              250,000             4,437,500
Sara Lee Corp.                 3,092,508            68,746,453
Smithfield Foods, Inc.(3)      4,207,530            92,733,961
Tyson Foods, Inc.                405,548             4,684,079
Unilever ADR                     400,000            23,044,000
Wrigley (Wm.) Jr. Co.            441,026            22,655,506
--------------------------------------------------------------
                                               $   413,170,743
--------------------------------------------------------------
Gas Utilities -- 0.6%
--------------------------------------------------------------
El Paso Corporation              175,909       $     7,847,300
Enron Corp.                       17,000                10,200
Kinder Morgan, Inc.(1)(2)        500,000            27,829,337
Kinder Morgan, Inc.            1,288,072            71,732,730
National Fuel Gas Co.              4,000                98,800
--------------------------------------------------------------
                                               $   107,518,367
--------------------------------------------------------------
Health Care Equipment and Supplies -- 2.5%
--------------------------------------------------------------
Applied Biosystems Group
-Applera Corp.                   444,800       $    17,467,296
Bausch & Lomb, Inc.              145,054             5,462,734
Baxter International,
Inc.                           3,262,710           174,979,137
Becton, Dickinson and Co.        255,921             8,483,781
Biomet, Inc.                     334,411            10,333,300
Biomet, Inc.(1)(2)                76,929             2,374,749
Boston Scientific
Corp.(3)                         544,685            13,137,802
Dentsply International,
Inc.                              49,550             2,487,410
Edwards Lifesciences
Corp.(3)                         295,714             8,170,578
Guidant Corp.(3)                  54,616             2,719,877
Hillenbrand Industries,
Inc.                             647,898            35,809,322
Lumenis Ltd.(3)                  112,000             2,206,400
Medtronic, Inc.                3,100,748           158,789,305
St. Jude Medical, Inc.(3)          5,007               388,794
Steris Corp.(3)                   56,377             1,030,008
VISX, Inc.(3)                     50,000               662,500
Zimmer Holdings, Inc.(3)         244,725             7,473,902
--------------------------------------------------------------
                                               $   451,976,895
--------------------------------------------------------------
SECURITY                       SHARES          VALUE
--------------------------------------------------------------
Health Care Providers and Services -- 1.9%
--------------------------------------------------------------
Andrx Group(3)                    93,750       $     6,600,938
Andrx Group(1)(2)(3)             300,000            21,108,478
Beverly Enterprises,
Inc.(3)                          357,143             3,071,430
Cardinal Health, Inc.          1,727,365           111,691,421
Cardinal Health,
Inc.(1)(2)                        36,150             2,336,144
Caremark Rx, Inc.(3)              17,696               288,622
CIGNA Corp.                       11,236             1,041,015
Covance, Inc.(3)                  58,750             1,333,625
Cybear Group(3)                    2,326                   768
FPA Medical Management,
Inc.(1)(3)                       315,000                 3,150
HCA - The Healthcare
Company                           53,310             2,054,567
Health Management
Associates, Inc., Class
A(3)                           1,936,833            35,637,727
HealthSouth Corp.(3)             314,854             4,666,136
IDX Systems Corp.(3)              60,000               780,600
LabOne, Inc.(3)                   53,940               830,676
McKesson HBOC, Inc.               49,513             1,851,786
Orthodontic Centers of
America, Inc.(3)                 100,000             3,050,000
Pacificare Health
Systems, Inc.,
Class A(3)                        19,500               312,000
Parexel International
Corp.(3)                          35,000               502,250
PhyCor, Inc.(3)                  312,500                10,938
Quest Diagnostics,
Inc.(3)                          481,250            34,510,438
Quintiles Transnational
Corp.(3)                         417,372             6,698,821
Renal Care Group, Inc.(3)        371,007            11,909,325
Response Oncology,
Inc.(3)                           44,761                 2,462
Schein (Henry), Corp.(3)       1,125,194            41,665,934
Schein (Henry),
Corp.(1)(2)(3)                   147,354             5,453,790
Service Corp.
International(3)                 145,389               725,491
Stewart Enterprises,
Inc.(3)                          114,000               682,860
Sunrise Assisted Living,
Inc.(3)                          354,000            10,304,940
Synavant, Inc.(3)                 24,900                99,600
Tenet Healthcare Corp.(3)        302,641            17,771,080
UnitedHealth Group, Inc.          68,371             4,838,616
Ventiv Health, Inc.(3)           160,833               588,649
Wellpoint Health
Networks, Inc.(3)                200,000            23,370,000
--------------------------------------------------------------
                                               $   355,794,277
--------------------------------------------------------------
Hotels, Restaurants and Leisure -- 1.2%
--------------------------------------------------------------
Brinker International,
Inc.(3)                          582,237       $    17,327,373
Carnival Corp.                    54,748             1,537,324
Carnival Corp.(1)(2)             500,000            14,032,980

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Hotels, Restaurants and Leisure (continued)
--------------------------------------------------------------
CBRL Group, Inc.                  62,047       $     1,826,664
Evans (Bob) Farms, Inc.           51,662             1,269,335
International Game
Technology(1)(2)(3)              100,000             6,826,585
International Speedway
Corp., Class A                   118,344             4,627,250
Jack in the Box, Inc.(3)         500,000            13,770,000
Lone Star Steakhouse and
Saloon, Inc.                     145,981             2,164,898
Marriott International,
Inc., Class A                    282,392            11,479,235
McDonald's Corp.               1,434,823            37,979,765
MGM Mirage, Inc.(3)              269,445             7,778,877
Outback Steakhouse,
Inc.(3)                        1,285,923            44,042,863
Outback Steakhouse,
Inc.(1)(2)(3)                    325,000            11,123,597
Papa John's
International, Inc.(3)           199,997             5,495,918
Royal Caribbean Cruises
Ltd.                             500,000             8,100,000
Sonic Corp.(3)                    71,007             2,556,252
Starbucks Corp.(3)             1,368,000            26,060,400
Tricon Global
Restaurants, Inc.(3)             219,875            10,817,850
--------------------------------------------------------------
                                               $   228,817,166
--------------------------------------------------------------
Household Durables -- 0.4%
--------------------------------------------------------------
Blyth Industries, Inc.         1,258,693       $    29,264,612
Department 56, Inc.(3)           255,162             2,194,393
Fortune Brands, Inc.              69,838             2,764,886
Helen of Troy Ltd.(3)             20,000               248,200
Interface, Inc.                  207,000             1,161,270
Interface, Inc.(1)                54,608               306,351
Leggett & Platt, Inc.            878,704            20,210,192
Maytag Corp.                      27,073               840,075
Newell Rubbermaid, Inc.          426,562            11,760,314
Snap-On, Inc.                     51,429             1,731,100
Water Pik Technologies,
Inc.(3)                            2,141                18,605
--------------------------------------------------------------
                                               $    70,499,998
--------------------------------------------------------------
Household Products -- 1.1%
--------------------------------------------------------------
Clorox Co.                        53,688       $     2,123,360
Colgate-Palmolive Co.            608,213            35,124,301
Kimberly-Clark Corp.           1,784,920           106,738,216
Procter & Gamble Co.             718,761            56,875,558
--------------------------------------------------------------
                                               $   200,861,435
--------------------------------------------------------------
SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Industrial Conglomerates -- 1.9%
--------------------------------------------------------------
General Electric Co.           5,842,676       $   234,174,454
Minnesota Mining &
Manufacturing Co.                196,745            23,257,226
Teleflex, Inc.                    47,559             2,250,016
Tyco International Ltd.        1,540,147            90,714,658
--------------------------------------------------------------
                                               $   350,396,354
--------------------------------------------------------------
Insurance -- 6.5%
--------------------------------------------------------------
21st Century Insurance
Group                             70,700       $     1,375,115
Aegon, NV ADR                  2,909,484            77,886,887
Aflac Corp.                    1,004,964            24,681,916
Allmerica Financial Corp.          1,500                66,825
Allstate Corp. (The)              79,921             2,693,338
American International
Group, Inc.                    5,687,070           451,553,358
AON Corp.                        725,165            25,757,861
Axa ADR                          200,000             4,204,000
Berkshire Hathaway,
Inc.(3)                              511            38,631,600
Berkshire Hathaway, Inc.,
Class B(3)                        39,512            99,767,800
Chubb Corp.                      104,451             7,207,119
Commerce Group, Inc.             120,000             4,522,800
Delphi Financial Group,
Inc.                               6,448               214,718
Gallagher (A.J.) and Co.         993,779            34,275,438
Hartford Financial
Services Group                   130,205             8,180,780
Jefferson-Pilot Corp.            121,089             5,602,788
Kansas City Life
Insurance Co.                     70,800             2,626,680
Lincoln National Corp.            26,903             1,306,679
Marsh & McLennan Cos.,
Inc.                           2,230,877           239,707,734
Mercury General Corp.              2,000                87,320
MetLife, Inc.                  1,985,000            62,884,800
MGIC Investment Corp.            765,000            47,215,800
Old Republic
International Corp.               38,403             1,075,668
Progressive Corp.                197,650            29,509,145
Protective Life Corp.             37,271             1,078,250
Radian Group, Inc.                30,800             1,322,860
Safeco Corp.                      19,809               617,050
St. Paul Cos., Inc. (The)        323,841            14,239,289
Torchmark Corp.                  282,104            11,095,150
UICI(3)                          100,854             1,361,529
--------------------------------------------------------------
                                               $ 1,200,750,297
--------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                       SHARES          VALUE
--------------------------------------------------------------
Internet and Catalog Retail -- 0.0%
--------------------------------------------------------------
Land's End Inc.(3)               130,000       $     6,520,800
School Specialty, Inc.(3)         66,255             1,515,914
--------------------------------------------------------------
                                               $     8,036,714
--------------------------------------------------------------
Internet Software and Services -- 0.2%
--------------------------------------------------------------
At Home Corp., Series
A(3)                             371,895       $         2,157
Check Point Software
Technologies Ltd.(3)             343,568            13,704,928
Retek, Inc.(3)                   554,364            16,558,853
--------------------------------------------------------------
                                               $    30,265,938
--------------------------------------------------------------
IT Consulting and Services -- 1.6%
--------------------------------------------------------------
Accenture Ltd., Class
A(3)                           1,038,000       $    27,942,960
Acxiom Corp.(3)                  579,019            10,115,462
Affiliated Computer
Services, Inc.(3)                 20,000             2,122,600
Affiliated Computer
Services, Inc.(1)(2)(3)           80,327             8,519,244
Computer Sciences
Corp.(3)                       1,890,302            92,586,992
Edwards (J.D.) & Co.(3)          891,844            14,670,834
Electronic Data Systems
Corp.                            157,612            10,804,303
Gartner Group, Inc.(3)             4,811                56,241
Gartner Group, Inc.,
Class B(3)                        92,416             1,035,059
Keane, Inc.(3)                   173,924             3,135,850
Perot Systems Corp.,
Class A(1)(2)(3)                 400,000             8,162,895
Perot Systems Corp.(3)           347,730             7,100,647
Safeguard Scientifics,
Inc.(3)                           26,579                93,027
Sapient Corp.(3)               2,049,828            15,824,672
SunGard Data Systems,
Inc.(3)                        3,430,781            99,252,494
--------------------------------------------------------------
                                               $   301,423,280
--------------------------------------------------------------
Leisure Euipment and Products -- 0.0%
--------------------------------------------------------------
Callaway Golf Co.                 35,715       $       683,942
Eastman Kodak Co.                157,202             4,626,455
Mattel, Inc.                      22,091               379,965
--------------------------------------------------------------
                                               $     5,690,362
--------------------------------------------------------------
Machinery -- 0.9%
--------------------------------------------------------------
Deere & Co.                    1,650,000       $    72,039,000
Dionex Corp.(3)                  362,140             9,238,191
Donaldson Co., Inc.               40,220             1,562,145
Dover Corp.                      586,188            21,729,989
Illinois Tool Works, Inc.        544,318            36,861,215
Nordson Corp.                    163,978             4,330,659
SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Machinery (continued)
--------------------------------------------------------------
Paccar, Inc.                      12,894       $       846,104
Pall Corp.                       216,000             5,196,960
Parker-Hannifin Corp.            159,137             7,305,980
Regal-Beloit Corp.               265,000             5,777,000
SPX Corp.(3)                      47,862             6,552,308
Wabtec                           232,061             2,854,350
--------------------------------------------------------------
                                               $   174,293,901
--------------------------------------------------------------
Media -- 6.4%
--------------------------------------------------------------
Advo, Inc.(3)                    670,000       $    28,810,000
AOL Time Warner, Inc.(3)       2,133,278            68,478,224
Belo (A.H.) Corp.                542,924            10,179,825
Cablevision Systems New
York Group(3)                    130,000             6,168,500
Cablevision
Systems-Rainbow Media
Group(3)                          65,000             1,605,500
Catalina Marketing
Corp.(3)                          86,297             2,994,506
Clear Channel
Communications, Inc.(3)          340,290            17,324,164
Comcast Corp., Class A(3)      4,199,177           151,170,372
Cox Communications, Inc.,
Class A(3)                     1,508,036            63,201,789
Disney (Walt) Co.              4,461,891            92,450,382
Dow Jones & Co., Inc.            376,300            20,594,899
E.W. Scripps Co., Class A         25,533             1,685,178
Gannett Co., Inc.                708,627            47,640,993
Gaylord Entertainment
Co.(3)                           428,482            10,540,657
General Motors Corp.,
Class H(3)                     1,175,262            18,157,798
Harte-Hanks, Inc.                128,869             3,630,240
Havas Advertising ADR(3)       3,142,938            22,786,301
Interpublic Group Cos.,
Inc.                           1,571,697            46,427,929
Interpublic Group Cos.,
Inc.(1)(2)                        26,126               771,280
Lamar Advertising Co.(3)         857,818            36,320,014
Liberty Media Corp.,
Class A(3)                     1,478,536            20,699,504
Liberty Media Corp.,
Class B(3)                        32,876               499,715
MacClatchy Co. (The),
Class A                           48,066             2,259,102
McGraw-Hill Companies,
Inc. (The)                     1,428,164            87,089,441
Meredith Corp.                   190,000             6,773,500
New York Times Co. (The),
Class A                          317,259            13,721,452
Omnicom Group, Inc.            2,324,141           207,661,998
Publicis Groupe SA               293,650             7,776,865
Reuters Holdings PLC ADR         270,131            16,205,159
Shaw Communications Inc.,
Class B                           20,000               424,000
TMP Worldwide, Inc.(3)         1,404,426            60,249,875
Tribune Co.                       62,327             2,332,900

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Media (continued)
--------------------------------------------------------------
Univision Communications,
Inc.(3)                          663,184       $    26,832,425
Viacom, Inc., Class A(3)          21,774               963,500
Viacom, Inc., Class B(3)         640,391            28,273,263
Vivendi Universal ADR            490,725            26,396,098
Washington Post Co.
(The), Class B                     3,600             1,908,000
Westwood One, Inc.(3)            122,400             3,678,120
WPP Group PLC                    488,000             5,392,595
WPP Group PLC ADR                155,310             8,371,209
--------------------------------------------------------------
                                               $ 1,178,447,272
--------------------------------------------------------------
Metals and Mining -- 0.5%
--------------------------------------------------------------
Alcoa, Inc.                    1,931,687       $    68,671,473
Allegheny Technologies,
Inc.                              21,408               358,584
Nucor Corp.                      239,966            12,708,599
Phelps Dodge Corp.                22,194               719,086
Steel Dynamics, Inc.(3)          311,800             3,619,998
Worthington Industries           147,466             2,094,017
--------------------------------------------------------------
                                               $    88,171,757
--------------------------------------------------------------
Multi - Utilities -- 0.1%
--------------------------------------------------------------
Dynegy, Inc.                     451,500       $    11,513,250
Dynegy, Inc.(1)(2)                63,525             1,618,893
Williams Cos., Inc. (The)        222,833             5,686,698
--------------------------------------------------------------
                                               $    18,818,841
--------------------------------------------------------------
Multiline Retail -- 2.7%
--------------------------------------------------------------
99 Cents Only Stores(3)          856,674       $    32,639,279
Costco Wholesale
Corporation(3)                    20,435               906,905
Costco Wholesale
Corporation(1)(2)(3)              56,823             2,520,071
Dollar General Corp.             249,983             3,724,747
Dollar Tree Stores,
Inc.(3)                        1,217,053            37,619,108
Family Dollar Stores           2,618,411            78,499,962
Kohl's Corp.(3)                   49,500             3,486,780
May Department Stores Co.
(The)                            569,660            21,066,027
Neiman Marcus Group, Inc.
(The),
Class B(3)                        65,206             1,936,618
Nordstrom, Inc.                   65,692             1,328,949
Penney (J.C.) Company,
Inc.                             837,309            22,523,612
Sears Roebuck & Co.               15,750               750,330
Target Corporation             2,753,362           113,025,510
Wal-Mart Stores, Inc.          2,874,863           165,448,366
SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Multiline Retail (continued)
--------------------------------------------------------------
Wal-Mart Stores,
Inc.(1)(2)                        40,000       $     2,297,856
--------------------------------------------------------------
                                               $   487,774,120
--------------------------------------------------------------
Office - Electronics -- 0.0%
--------------------------------------------------------------
Ikon Office Solutions,
Inc.                              99,415       $     1,162,161
Xerox Corp.                       20,000               208,400
Zebra Technologies
Corp.(3)                           6,000               333,060
--------------------------------------------------------------
                                               $     1,703,621
--------------------------------------------------------------
Oil and Gas -- 3.6%
--------------------------------------------------------------
Anadarko Petroleum Corp.       2,961,941       $   168,386,346
Apache Corp.                     886,372            44,212,250
Ashland, Inc.                    106,674             4,915,538
BP Amoco PLC ADR               1,328,827            61,803,744
Burlington Resources,
Inc.                             928,629            34,860,733
ChevronTexaco Corp.              999,818            89,593,691
Devon Energy Corp.               724,853            28,015,568
Exxon Mobil Corp.              3,612,103           141,955,648
Kerr - McGee Corp.               267,327            14,649,520
Murphy Oil Corp.                  29,700             2,495,988
Newfield Exploration
Co.(3)                            60,000             2,130,600
Ocean Energy Inc.                900,000            17,280,000
Pennzoil-Quaker State Co.         74,457             1,075,904
Phillips Petroleum Co.           510,102            30,738,747
Royal Dutch Petroleum Co.         56,824             2,785,512
Syntroleum Corp.(3)                2,735                19,419
USX-Marathon Group               350,000            10,500,000
Valero Energy Corp.               51,510             1,963,561
--------------------------------------------------------------
                                               $   657,382,769
--------------------------------------------------------------
Paper and Forest Products -- 0.3%
--------------------------------------------------------------
Georgia-Pacific Corp. -
G-P Group                        647,827       $    17,886,503
International Paper Co.          219,061             8,839,111
Louisiana Pacific Corp.           70,750               597,130
Mead Corporation (The)            38,768             1,197,544
Plum Creek Timber Co.,
Inc.                             417,984            11,849,846
Westvaco Corp.                    47,000             1,337,150
Weyerhaeuser Co.                 119,608             6,468,401
Willamette Industries,
Inc.                             156,412             8,152,193
--------------------------------------------------------------
                                               $    56,327,878
--------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                       SHARES          VALUE
--------------------------------------------------------------
Personal Products -- 0.6%
--------------------------------------------------------------
Avon Products, Inc.              134,700       $     6,263,550
Gillette Co.                   1,088,640            36,360,576
Lauder (Estee) Companies,
Inc.                           2,092,312            67,079,523
--------------------------------------------------------------
                                               $   109,703,649
--------------------------------------------------------------
Pharmaceutical -- 9.4%
--------------------------------------------------------------
Abbott Laboratories            4,303,053       $   239,895,205
Allergan, Inc.                    34,340             2,577,217
American Home Products
Corp.                          1,955,001           119,958,861
AstraZeneca PLC ADR               80,720             3,761,552
Bristol-Myers Squibb Co.       2,675,910           136,471,410
Elan Corp., PLC ADR(3)         1,758,536            79,239,632
Forest Laboratories,
Inc.(3)                           28,400             2,327,380
GlaxoSmithKline PLC
ADR(3)                           630,613            31,417,140
Johnson & Johnson Co.          5,079,253           300,183,852
King Pharmaceuticals,
Inc.(3)                          200,000             8,426,000
King Pharmaceuticals,
Inc.(1)(2)(3)                  2,085,117            87,785,585
Lilly (Eli) & Co.              1,216,752            95,563,702
Lilly (Eli) & Co.(1)(2)           38,250             3,002,090
Merck & Co., Inc.              1,743,377           102,510,568
Mylan Laboratories               653,037            24,488,888
Novo Nordisk ADR                 292,277            11,720,308
Pfizer, Inc.                   5,482,579           218,480,773
Pharmacia Corp.                3,310,843           141,207,454
Schering-Plough Corp.          1,395,760            49,982,166
Teva Pharmaceutical
Industries Ltd.                  300,000            18,489,000
Watson Pharmaceuticals,
Inc.(3)                        1,241,828            38,980,981
--------------------------------------------------------------
                                               $ 1,716,469,764
--------------------------------------------------------------
Real Estate -- 0.2%
--------------------------------------------------------------
Avalonbay Communities,
Inc.                              55,000       $     2,602,050
Catellus Development
Corp.(3)                         415,722             7,649,285
Equity Office Properties
Trust                              2,812                84,585
Jones Lang Lasalle,
Inc.(3)                          213,193             3,848,134
Rouse Co. (The)                  127,700             3,740,333
Trammell Crow Co.(3)             876,098            10,250,347
Ventas, Inc.                      25,600               294,400
--------------------------------------------------------------
                                               $    28,469,134
--------------------------------------------------------------
Road and Rail -- 0.3%
--------------------------------------------------------------
Burlington Northern Santa
Fe Corp.                         217,094       $     6,193,692
SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Road and Rail (continued)
--------------------------------------------------------------
CSX Corp.                         36,496       $     1,279,185
Florida East Coast
Industries, Inc.                 122,888             2,844,857
Heartland Express,
Inc.(3)                          312,500             8,678,125
Kansas City Southern
Industrials, Inc.(3)              15,215               214,988
Norfolk Southern Corp.               390                 7,149
Robinson (C.H.)
Worldwide, Inc.                1,231,376            35,605,237
Union Pacific Corp.               92,156             5,252,892
--------------------------------------------------------------
                                               $    60,076,125
--------------------------------------------------------------
Semiconductor Equipment and Products -- 3.1%
--------------------------------------------------------------
Alpha Industries, Inc.(3)         60,075       $     1,309,635
Altera Corp.(3)                   80,516             1,708,550
Analog Devices, Inc.(3)        3,063,534           135,990,274
Applied Materials,
Inc.(3)                           80,212             3,216,501
Broadcom Corp., Class
A(3)                             234,000             9,563,580
Conexant Systems(3)              317,574             4,560,363
Cypress Semiconductor
Corporation(3)                   227,742             4,538,898
Intel Corp.(1)(2)                119,093             3,743,335
Intel Corp.                    5,791,331           182,137,360
Intel Corp.(1)(2)                350,000            10,999,932
Intel Corp.(1)(2)                800,000            25,147,420
Intel Corp.(1)(2)                500,000            15,705,344
KLA-Tencor Corp.(3)              101,498             5,030,241
Lam Research Corp.(3)            151,152             3,509,749
Linear Technologies Corp.        267,760            10,453,350
LSI Logic Corp.(3)               132,810             2,095,742
Maxim Integrated Products
Co.(3)                           274,351            14,406,171
National Semiconductor
Corp.(3)                          79,368             2,443,741
SpeedFam-IPEC, Inc.(3)           221,000               658,580
Teradyne, Inc.(3)                 27,996               843,799
Texas Instruments, Inc.        4,185,654           117,198,312
Ultratech Stepper,
Inc.(3)                          245,129             4,049,531
Xilinx, Inc.(3)                   68,518             2,675,628
--------------------------------------------------------------
                                               $   561,986,036
--------------------------------------------------------------
Software -- 3.2%
--------------------------------------------------------------
Adobe Systems, Inc.              231,936       $     7,201,613
Ascential Software
Corp.(3)                           6,127                24,814
BMC Software, Inc.(3)             35,000               572,950
Cadence Design Systems,
Inc.(3)                          956,000            20,955,520
Cognos, Inc.(3)                   77,000             1,925,000

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Software (continued)
--------------------------------------------------------------
Computer Associates
International, Inc.              632,395       $    21,811,304
Compuware Corp.(3)               153,744             1,812,642
Fair, Isaac and Co., Inc.        358,242            22,576,411
Henry (Jack) & Associates        201,006             4,389,971
HNC Software, Inc.(3)            427,794             8,812,556
I2 Technologies, Inc.(3)         233,752             1,846,641
Intuit, Inc.(3)                1,557,278            66,620,353
Microsoft Corp.(3)             4,581,426           303,519,473
National Instruments
Corp.(3)                         466,603            17,478,948
Oracle Corp.(3)                2,178,195            30,080,873
Parametric Technology
Corp.(3)                          94,600               738,826
PeopleSoft, Inc.(3)              478,732            19,245,026
Reynolds & Reynolds,
Inc., Class A                    451,043            10,937,793
RSA Security, Inc.(3)             60,000             1,047,600
Siebel Systems, Inc.(3)        1,396,472            39,073,287
Veritas Software Corp.(3)         88,142             3,951,406
Wind River Systems,
Inc.(3)                          111,410             1,995,353
--------------------------------------------------------------
                                               $   586,618,360
--------------------------------------------------------------
Specialty Retail -- 4.3%
--------------------------------------------------------------
Abercrombie & Fitch Co.,
Class A(3)                        10,900       $       289,177
AutoNation, Inc.(3)            4,598,727            56,702,304
Best Buy Co., Inc.(3)            122,407             9,116,873
Burlington Coat Factory
Warehouse Corp.                  628,228            10,554,230
Circuit City
Stores-Circuit City Group        216,000             5,605,200
Gap, Inc. (The)                   21,812               304,059
Home Depot, Inc. (The)         5,566,099           283,926,710
Intimate Brands, Inc.             53,000               787,580
Limited, Inc. (The)              699,309            10,293,828
Limited, Inc. (The)(1)(2)         45,139               664,072
Limited, Inc. (The)(1)(2)        200,000             2,942,160
Lowe's Companies               5,775,619           268,046,478
Office Depot, Inc.(3)            283,487             5,255,849
OfficeMax, Inc.(3)               912,117             4,104,527
Payless Shoesource,
Inc.(3)                            7,700               432,355
Pep Boys - Manny, Moe &
Jack (The)                        97,976             1,680,288
Pier 1 Imports, Inc.             300,000             5,202,000
RadioShack Corporation           643,906            19,381,571
Sherwin-Williams Co.
(The)                             80,069             2,201,898
Staples, Inc.(3)               2,192,500            40,999,750
Tiffany and Co.                   88,000             2,769,360
TJX Companies, Inc. (The)      1,000,000            39,860,000
SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Specialty Retail (continued)
--------------------------------------------------------------
Too, Inc.(3)                      39,087       $     1,074,893
United Rentals, Inc.(3)          483,278            10,970,411
--------------------------------------------------------------
                                               $   783,165,573
--------------------------------------------------------------
Textiles and Apparel -- 0.0%
--------------------------------------------------------------
Coach, Inc.(3)                    91,430       $     3,563,941
Unifi, Inc.(3)                    51,208               371,258
--------------------------------------------------------------
                                               $     3,935,199
--------------------------------------------------------------
Tobacco -- 0.1%
--------------------------------------------------------------
Philip Morris Co., Inc.          482,161       $    22,107,082
UST, Inc.                            439                15,365
--------------------------------------------------------------
                                               $    22,122,447
--------------------------------------------------------------
Trading Companies and Distributors -- 0.1%
--------------------------------------------------------------
Genuine Parts Co.                326,715       $    11,990,441
--------------------------------------------------------------
                                               $    11,990,441
--------------------------------------------------------------
Water Utilities -- 0.0%
--------------------------------------------------------------
American Water Works Co.          77,310       $     3,227,693
--------------------------------------------------------------
                                               $     3,227,693
--------------------------------------------------------------
Wireless Telecommunication Services -- 1.1%
--------------------------------------------------------------
AT&T Wireless Services,
Inc.(3)                        7,303,000       $   104,944,110
Nextel Communications,
Inc., Class A(3)                 224,782             2,463,611
Sprint Corp., PCS
Group(3)                       3,119,754            76,153,195
Telephone & Data Systems,
Inc.                             132,964            11,933,519
Vodafone Group PLC ADR            40,745             1,046,333
--------------------------------------------------------------
                                               $   196,540,768
--------------------------------------------------------------
Total Common Stocks
   (identified cost $14,839,179,959)           $17,892,659,773
--------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.0%

SECURITY                       SHARES          VALUE
--------------------------------------------------------------
Gas Utilities -- 0.0%
--------------------------------------------------------------
Enron Corp.(1)(2)                  3,663       $        59,949
Enron Corp.(1)(2)                  5,555                90,959

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                       SHARES          VALUE
--------------------------------------------------------------

Gas Utilities (continued)
--------------------------------------------------------------
Enron Corp.(1)(2)                  1,832       $        29,994
--------------------------------------------------------------
                                               $       180,902
--------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $16,637,836)               $       180,902
--------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

SECURITY                       SHARES          VALUE
--------------------------------------------------------------
Banks -- 0.0%
--------------------------------------------------------------
Wachovia Corp.(1)(3)             166,518       $        29,973
--------------------------------------------------------------
                                               $        29,973
--------------------------------------------------------------
Total Preferred Stocks
   (identified cost $39,407)                   $        29,973
--------------------------------------------------------------

RIGHTS -- 0.0%

SECURITY                       SHARES          VALUE
--------------------------------------------------------------
Banks -- 0.0%
--------------------------------------------------------------
Bank United Litigation
Contingent Payment
Rights, Expire 2/14/05(3)        102,072       $        10,207
--------------------------------------------------------------
                                               $        10,207
--------------------------------------------------------------
Computers and Business Equipment -- 0.0%
--------------------------------------------------------------
Seagate Technology, Inc.
(Tax Refund Rights)(3)           197,392       $             0
--------------------------------------------------------------
                                               $             0
--------------------------------------------------------------
Total Rights
   (identified cost $50,596)                   $        10,207
--------------------------------------------------------------

COMMERCIAL PAPER -- 2.3%

                                   PRINCIPAL
                                   AMOUNT
SECURITY                           (000'S OMITTED)   VALUE
--------------------------------------------------------------------
American General Corp., 1.93%,
1/7/02                                $ 100,000      $    99,967,833
Barton Capital Corp., 1.79%,
1/9/02                                   85,000           84,966,189
Delaware Corp., 1.89%, 1/22/02           49,884           49,829,003
General Electric Capital Corp.,
1.78%, 1/2/02                            14,913           14,912,263
General Electric Capital Corp.,
1.87%, 1/9/02                            50,000           49,979,222
General Electric Capital Corp.,
1.92%, 1/7/02                            46,368           46,353,162
Household Finance Corp., 1.85%,
1/22/02                                  28,895           28,863,818
Panasonic Finance America, Inc.,
2.05%, 1/2/02                            45,243           45,240,423
--------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $420,111,913)                 $   420,111,913
--------------------------------------------------------------------
Total Investments -- 99.9%
   (identified cost $15,276,019,711)                 $18,312,992,768
--------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.1%               $    22,872,212
--------------------------------------------------------------------
Net Assets -- 100.0%                                 $18,335,864,980
--------------------------------------------------------------------

ADR - American Depositary Receipt

(1) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(2) Security restricted from resale for a period not exceeding two years. At December 31, 2001, the value of these securities totaled $366,043,256 or 2.0% of net assets.
(3)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2001
Assets
---------------------------------------------------------
Investments, at value (identified cost,
   $15,276,019,711)                       $18,312,992,768
Cash                                              926,215
Receivable for investments sold                 6,078,282
Dividends receivable                           15,975,413
Tax reclaim receivable                             80,636
Other Assets                                      168,677
---------------------------------------------------------
TOTAL ASSETS                              $18,336,221,991
---------------------------------------------------------

Liabilities
---------------------------------------------------------
Payable to affiliate for Trustees' fees   $         7,680
Accrued expenses                                  349,331
---------------------------------------------------------
TOTAL LIABILITIES                         $       357,011
---------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $18,335,864,980
---------------------------------------------------------
Sources of Net Assets
---------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $15,298,891,403
Net unrealized appreciation (computed on
   the basis of identified cost)            3,036,973,577
---------------------------------------------------------
TOTAL                                     $18,335,864,980
---------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2001
Investment Income
---------------------------------------------------------
Dividends (net of foreign taxes,
   $1,078,556)                            $   176,692,519
Interest                                       15,674,562
---------------------------------------------------------
TOTAL INVESTMENT INCOME                   $   192,367,081
---------------------------------------------------------

Expenses
---------------------------------------------------------
Investment adviser fee                    $    76,812,367
Trustees' fees and expenses                        16,773
Custodian fee                                   1,818,767
Legal and accounting services                      95,442
Miscellaneous                                     230,033
---------------------------------------------------------
TOTAL EXPENSES                            $    78,973,382
---------------------------------------------------------

NET INVESTMENT INCOME                     $   113,393,699
---------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (407,571,786)
   Securities sold short                       47,451,257
   Foreign currency transactions                      229
---------------------------------------------------------
NET REALIZED LOSS                         $  (360,120,300)
---------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,560,996,614)
   Securities sold short                      (44,213,817)
   Foreign currency                                  (659)
---------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,605,211,090)
---------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,965,331,390)
---------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(1,851,937,691)
---------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED          YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2001   DECEMBER 31, 2000
--------------------------------------------------------------------------------
From operations --
   Net investment income                  $      113,393,699  $      113,922,828
   Net realized gain (loss)                     (360,120,300)        196,962,539
   Net change in unrealized appreciation
      (depreciation)                          (1,605,211,090)        141,360,943
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $   (1,851,937,691) $      452,246,310
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    3,921,075,957  $    4,816,070,598
   Withdrawals                                (2,118,342,171)     (1,997,896,982)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $    1,802,733,786  $    2,818,173,616
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $      (49,203,905) $    3,270,419,926
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of year                      $   18,385,068,885  $   15,114,648,959
--------------------------------------------------------------------------------
AT END OF YEAR                            $   18,335,864,980  $   18,385,068,885
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                            YEAR ENDED DECEMBER 31,                                  YEAR ENDED OCTOBER 31,
                                    ---------------------------------------   PERIOD ENDED           -----------------------
                                       2001          2000          1999       DECEMBER 31, 1998(1)      1998         1997
----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average
   daily net assets):
   Expenses                               0.45%         0.45%         0.46%              0.48%(2)         0.50%         0.56%
   Net investment income                  0.64%         0.67%         0.72%              0.72%(2)         0.78%         0.81%
Portfolio Turnover                          18%           13%           11%                 3%              12%           14%
Total Return(3)                          (9.67)%          --            --                 --               --            --
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                         $18,335,865   $18,385,069   $15,114,649        $8,704,859        $6,985,678   $2,871,446
----------------------------------------------------------------------------------------------------------------------------

(1)      For the two-month period ended December 31, 1998.
(2)      Annualized.
(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such taxable income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 C Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 D Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 E Securities Sold Short -- The Portfolio may sell securities it does not own in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

 F Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2001, the adviser fee was 0.43% of the Portfolio's average net assets. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees' Deferred Compensation Plan. For the year ended December 31, 2001, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   For the year ended December 31, 2001, purchases and sales of investments, other than short-term obligations, aggregated $3,145,062,958 and $3,120,025,819, respectively. In addition, investments having an aggregate market value of $359,656,314 at dates of withdrawal were distributed in payment for capital withdrawals. During the year ended December 31, 2001, investors contributed securities with a value of $1,798,445,978.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2001 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 6,190,955,787
    ---------------------------------------------------------
    Gross unrealized appreciation             $12,129,439,542
    Gross unrealized depreciation                  (7,402,561)
    ---------------------------------------------------------
    NET UNREALIZED APPRECIATION               $12,122,036,981
    ---------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at December 31, 2001.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2001.

7 Restricted Securities
-------------------------------------------

   At December 31, 2001, the Portfolio owned the following securities (representing 2.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                           DATE OF
    DESCRIPTION            ACQUISITION   SHARES     COST                FAIR VALUE
    -------------------------------------------------------------------------------------
    COMMON STOCKS
    -------------------------------------------------------------------------------------
    Affiliated Computer
     Services, Inc.          11/29/00      80,327   $       4,523,414   $       8,519,244
    American Standard
     Companies, Inc.          10/4/01      63,436           3,702,125           4,327,833
    Andrx Group              11/29/00     300,000          19,706,250          21,108,478
    Biomet, Inc.              7/26/01      76,929           2,504,295           2,374,749
    BISYS Group, Inc.
     (The)                    7/26/01      12,500             670,125             799,472
    BISYS Group, Inc.
     (The)                   12/18/01      20,000           1,190,400           1,279,032
    Boeing Company (The)      9/27/00     250,000          16,531,250           9,689,547
    Boeing Company (The)      3/14/01     200,000          12,114,000           7,752,122
    Cardinal
     Health, Inc.             9/27/00      36,150           2,291,006           2,336,144
    Carnival Corp.            3/14/01     500,000          14,160,000          14,032,980
    Costco Wholesale
     Corporation             11/29/00      56,823           2,003,011           2,520,071
    Dynegy, Inc.             11/29/00      63,525           3,112,725           1,618,893
    Fedex Corp.               7/26/01      75,000           3,046,500           3,887,141
    Fifth Third Bancorp       7/26/01      81,626           5,008,571           5,001,158
    First Midwest
     Bancorp, Inc.            5/23/01      65,612           1,502,264           1,914,017
    First Midwest
     Bancorp, Inc.            7/26/01     176,056           4,436,617           5,133,978
    Freddie Mac               3/14/01      20,000           1,252,000           1,307,346
    Genzyme Corp.             7/26/01       9,605             500,901             574,385
    GreenPoint Financial
     Corp.                   11/29/00     300,000           8,793,750          10,717,627
    Greenpoint Financial
     Corp.                    5/23/01     200,000           7,712,000           7,145,531
    Intel Corp.              11/29/00     350,000          14,710,955          10,999,932
    Intel Corp.              11/29/00     119,093           5,005,634           3,743,335
    Intel Corp.               3/14/01     800,000          23,500,000          25,147,420
    Intel Corp.               10/4/01     500,000          10,615,000          15,705,344

                           DATE OF
    DESCRIPTION            ACQUISITION   SHARES     COST                FAIR VALUE
    -------------------------------------------------------------------------------------
    International Game
     Technology               3/14/01     100,000   $       5,227,000   $       6,826,585
    Interpublic Group
     Cos., Inc.               6/25/01      26,126           1,001,516             771,280
    Investors Financial
     Services Corp.           5/23/01      32,000           2,301,120           2,117,396
    Kinder Morgan, Inc.       9/27/00     500,000          19,687,500          27,829,337
    King
    Pharmaceuticals, Inc.    11/29/00    2,085,117         77,703,201          87,785,585
    Lilly (Eli) & Co.        11/29/00      38,250           3,509,437           3,002,090
    Limited, Inc. (The)       9/27/00      45,139           1,001,522             664,072
    Limited, Inc. (The)       5/23/01     200,000           3,382,000           2,942,160
    MBNA Corp.               12/18/01     113,797           3,768,957           3,998,444
    Mellon Financial
     Corp.                    3/14/01      15,000             635,250             564,018
    Merrill Lynch &
     Co., Inc.               11/29/00     150,000           9,206,250           7,812,625
    National-Oilwell, Inc.     9/27/00     45,730           1,349,035             941,965
    Outback
     Steakhouse, Inc.        11/29/00     325,000          13,031,250          11,123,597
    Perot Systems Corp.,
     Class A                  5/23/01     400,000           6,172,000           8,162,895
    Plexus Corp.              5/23/01      77,757           3,004,530           2,063,935
    Raymond James
     Financial, Inc.         12/18/01      70,000           2,326,800           2,481,924
    Schein (Henry), Corp.     3/14/01     147,354           5,010,036           5,453,790
    Schwab (Charles)
     Corp.                   12/18/01     133,650           2,031,480           2,063,844
    Southwest
     Bancorporation of
     Texas, Inc.              5/23/01     600,000          19,296,000          18,150,649
    Sysco Corp.               9/27/00      44,744           1,016,528           1,172,528
    Wal-Mart
     Stores, Inc.            12/18/01      40,000           2,234,000           2,297,856
    -------------------------------------------------------------------------------------
                                                    $     351,488,205   $     365,862,354
    -------------------------------------------------------------------------------------
    CONVERTIBLE PREFERRED STOCKS
    -------------------------------------------------------------------------------------
                             3/14/01-
                              7/25/01      11,050   $      16,637,836   $         180,902
    Enron Corp.
    -------------------------------------------------------------------------------------
                                                    $      16,637,836   $         180,902
    -------------------------------------------------------------------------------------

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF TAX-MANAGED GROWTH PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Growth Portfolio (the Portfolio) as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for the two years then ended and the supplementary data for the three years ended December 31, 2001, the two-month period ended December 31, 1998 and for each of the years in the two-year period ended October 31, 1998. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2001, and the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 15, 2002

EATON VANCE TAX-MANAGED GROWTH FUND 1.2 AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund) and Tax-Managed Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Fund's and Portfolio's affairs. The Trustees and officers of the Fund and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

INTERESTED TRUSTEE(S)

NAME,                      POSITION(S)             TERM OF OFFICE
ADDRESS                     WITH THE                AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                    TRUST/FUND                SERVICE(3)               DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Jessica M.               Trustee          Trustee of the Trust and the        President and Chief Executive Officer of
Bibliowicz(1)                             Portfolio since                     National Financial Partners (financial
Age 42                                    1998                                services company) (since April 1999).
The Eaton Vance                                                               President and Chief Operating Officer of
Building                                                                      John A. Levin & Co. (registered
255 State Street                                                              investment advisor) (July 1997 to
Boston, MA 02109                                                              April 1999) and a Director of Baker,
                                                                              Fentress & Company which owns John A.
                                                                              Levin & Co., a registered investment
                                                                              advisor (July 1997 to April 1999).
                                                                              Executive Vice President of Smith Barney
                                                                              Mutual Funds (July 1994 to June 1997).
James B. Hawkes(2)       President and    Trustee of the Trust since 1991,    Chairman, President and Chief Executive
Age 60                   Trustee          President since 1999. Trustee of    Officer of BMR, EVM their corporate
The Eaton Vance                           the Portfolio since 1997 and        parent (Eaton Vance Corp. (EVC) and
Building                                  President of the Portfolio since    corporate trustee (Eaton Vance, Inc.
255 State Street                          1995                                (EV)); Vice President of EVD. President
Boston, MA 02109                                                              or Officer of 170 investment companies
                                                                              in the Eaton Vance Fund Company.

NAME,                     NUMBER OF PORTFOLIOS
ADDRESS                      IN FUND COMPLEX       OTHER DIRECTORSHIPS
AND AGE                  OVERSEEN BY TRUSTEE(4)    HELD
-----------------------
Jessica M.                              165                          None
Bibliowicz(1)
Age 42
The Eaton Vance
Building
255 State Street
Boston, MA 02109
James B. Hawkes(2)                      170              Director of EVC, EV and EVD.
Age 60
The Eaton Vance
Building
255 State Street
Boston, MA 02109

 (1) Ms. Bibliowicz is deemed to be an interested person of the Fund and the Portfolio because of her affiliation with a brokerage firm.
 (2) Mr. Hawkes is an interested person of the Fund and the Portfolio because of his position as Director, Chairman, President and Chief Executive Officer of BMR, EVM, and EVC, which are affiliates of the Fund and EVM.
 (3)  Trustees and officers serve for an indefinite term.
 (4)  Includes both master and feeder funds in a master feeder structure.

DISINTERESTED DIRECTORS(S)

NAME,                      POSITION(S)             TERM OF OFFICE
ADDRESS                     WITH THE                AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                    TRUST/FUND                SERVICE(3)               DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Donald R. Dwight         Trustee          Trustee of the Trust since 1986;    President of Dwight Partners, Inc.
Age 70                                    of the Portfolio since 1995         (corporate relations and communications
The Eaton Vance                                                               company).
Building
255 State Street
Boston, MA 02109
Samuel L. Hayes, III     Trustee          Trustee of the Trust since 1986;    Jacob H. Schiff Professor of Investment
Age 67                                    of the Portfolio since 1995         Banking Emeritus, Harvard University
The Eaton Vance                                                               Graduate School of Business
Building                                                                      Administration.
255 State Street
Boston, MA 02109

NAME,                    NUMBER OF PORTFOLIOS
ADDRESS                     IN FUND COMPLEX      OTHER DIRECTORSHIPS
AND AGE                   OVERSEEN BY TRUSTEE    HELD
-----------------------
Donald R. Dwight                       170       Trustee/Director of the Royce Funds
Age 70                                           (consisting of 17 portfolios).
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Samuel L. Hayes, III                   170       Director of Tiffany & Co. Director of
Age 67                                           Telect, Inc.
The Eaton Vance
Building
255 State Street
Boston, MA 02109

EATON VANCE TAX-MANAGED GROWTH FUND 1.2 AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION CONT'D

DISINTERESTED DIRECTORS(S) (CONTINUED)

NAME,                      POSITION(S)             TERM OF OFFICE
ADDRESS                     WITH THE                AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                    TRUST/FUND                SERVICE(3)               DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Norton H. Reamer         Trustee          Trustee of the Trust since 1986;    Chairman and Chief Operating Officer,
Age 66                                    of the Portfolio since 1995         Hellman, Jordan Management Co., Inc. (an
The Eaton Vance                                                               investment management company) (since
Building                                                                      November 2000). President, Unicorn
255 State Street                                                              Corporation (investment and financial
Boston, MA 02109                                                              advisory services company) (since
                                                                              September 2000). Formerly, Chairman of
                                                                              the Board, United Asset Management
                                                                              Corporation (a holding company owning
                                                                              institutional investment management
                                                                              firms) and Chairman, President and
                                                                              Director, UAM Funds (mutual funds).
Lynn A. Stout            Trustee          Trustee of the Trust since          Professor of Law, University of
Age 44                                    1998                                California at Los Angeles School of Law
The Eaton Vance                                                               (since July 2001). Formerly, Professor
Building                                                                      of Law, Georgetown University Law
255 State Street                                                              Center.
Boston, MA 02109
Jack L. Treynor          Trustee          Trustee of the Trust since 1984;    Investment Adviser and Consultant.
Age 72                                    of the Portfolio since 1995
The Eaton Vance
Building
255 State Street
Boston, MA 02109

NAME,                    NUMBER OF PORTFOLIOS
ADDRESS                     IN FUND COMPLEX      OTHER DIRECTORSHIPS
AND AGE                   OVERSEEN BY TRUSTEE    HELD
-----------------------
Norton H. Reamer                       170                         None
Age 66
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Lynn A. Stout                          165                         None
Age 44
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Jack L. Treynor                        167                         None
Age 72
The Eaton Vance
Building
255 State Street
Boston, MA 02109

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME,                      POSITION(S)             TERM OF OFFICE
ADDRESS                     WITH THE                AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                    TRUST/FUND                  SERVICE                DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
William H. Ahern, Jr.    Vice President   Vice President Since 1995           Vice President of EVM and BMR. Officer
Age 42                   of the Trust                                         of 34 investment companies managed by
The Eaton Vance                                                               EVM or BMR.
Building
255 State Street
Boston, MA 02109
Thomas J. Fetter         Vice President   Vice President Since 1997           Vice President of BMR and EVM. Officer
Age 58                   of the Trust                                         of 112 investment companies managed by
The Eaton Vance                                                               EVM or BMR.
Building
255 State Street
Boston, MA 02109
Armin J. Lang            Vice President   Vice President Since 1999           Vice President of EVM and BMR since
Age 37                   of the Trust                                         March, 1998. Previously he was a Vice
The Eaton Vance                                                               President at Standish, Ayer & Wood.
Building                                                                      Officer of 23 registered investment
255 State Street                                                              companies managed by EVM or BMR.
Boston, MA 02109

NAME,                    NUMBER OF PORTFOLIOS
ADDRESS                     IN FUND COMPLEX      OTHER DIRECTORSHIPS
AND AGE                   OVERSEEN BY TRUSTEE    HELD
-----------------------
William H. Ahern, Jr.
Age 42
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Thomas J. Fetter
Age 58
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Armin J. Lang
Age 37
The Eaton Vance
Building
255 State Street
Boston, MA 02109

EATON VANCE TAX-MANAGED GROWTH FUND 1.2 AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)

NAME,                      POSITION(S)             TERM OF OFFICE
ADDRESS                     WITH THE                AND LENGTH OF             PRINCIPAL OCCUPATION(S)
AND AGE                    TRUST/FUND                  SERVICE                DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Michael R. Mach          Vice President   Vice President Since 1999           Vice President of EVM and BMR since
Age 54                   of the Trust                                         December 1999. Previously, Managing
The Eaton Vance                                                               Director and Senior Analyst for
Building                                                                      Robertson Stephens (1998-1999); Managing
255 State Street                                                              Director and Senior Analyst for Piper
Boston, MA 02109                                                              Jaffray (1996-1998). Previously he was a
                                                                              Vice President at Standish, Ayer and
                                                                              Wood. Officer of 24 investment companies
                                                                              managed by EVM or BMR.
Robert B. MacIntosh      Vice President   Vice President Since 1998           Vice President of BMR and EVM. Office of
Age 45                   of the Trust                                         111 investment companies managed by EVM
The Eaton Vance                                                               or BMR.
Building
255 State Street
Boston, MA 02109
Duncan W. Richardson     Vice President   Vice President of the Trust since   Senior Vice President and Chief Equity
Age 44                   of the Trust     2001; of the Portfolio since 1995   Investment Officer of EVM and BMR.
The Eaton Vance          and the                                              Officer of 27 investment companies
Building                 Portfolio                                            managed by EVM or BMR.
255 State Street
Boston, MA 02109
Walter A. Row, III       Vice President   Vice President Since 2001           Director of Equity Research and Vice
Age 44                   of the Trust                                         President of EVM and BMR. Officer of 22
The Eaton Vance                                                               investment companies managed by EVM or
Building                                                                      BMR.
255 State Street
Boston, MA 02109
Edward E. Smiley, Jr.    Vice President   Vice President Since 1999           Vice President of EVM and BMR. Officer
Age 57                   of Trust                                             of 34 investment companies managed by
The Eaton Vance                                                               EVM or BMR.
Building
255 State Street
Boston, MA 02109
Alan R. Dynner           Secretary        Secretary Since 1997                Vice President, Secretary and Chief
Age 61                                                                        Legal Officer of BMR, EVM and EVC; Vice
The Eaton Vance                                                               President, Secretary and Clerk of EVD.
Building                                                                      Officer of 170 funds managed by EVM and
255 State Street                                                              its affiliates.
Boston, MA 02109
James L. O'Connor        Treasurer        Treasurer Since 1989                Vice President of BMR, EVM and EVC; Vice
Age 56                                                                        President of EVD. Officer of 170 funds
The Eaton Vance                                                               managed by EVM and its affiliates.
Building
255 State Street
Boston, MA 02109

NAME,                    NUMBER OF PORTFOLIOS
ADDRESS                     IN FUND COMPLEX      OTHER DIRECTORSHIPS
AND AGE                   OVERSEEN BY TRUSTEE    HELD
-----------------------
Michael R. Mach
Age 54
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Robert B. MacIntosh
Age 45
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Duncan W. Richardson
Age 44
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Walter A. Row, III
Age 44
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Edward E. Smiley, Jr.
Age 57
The Eaton Vance
Building
255 State Street
Boston, MA 02109
Alan R. Dynner
Age 61
The Eaton Vance
Building
255 State Street
Boston, MA 02109
James L. O'Connor
Age 56
The Eaton Vance
Building
255 State Street
Boston, MA 02109

The statement of additional information for the Fund includes additional information about the Trustees and Officers of the Fund and Portfolio and can be obtained, without charge, by calling 1-800-225-6265.

INVESTMENT ADVISER OF TAX-MANAGED GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE TAX-MANAGED GROWTH FUND 1.2
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022



                                 EATON VANCE FUNDS
                              EATON VANCE MANAGEMENT
                          BOSTON MANAGEMENT AND RESEARCH
                           EATON VANCE DISTRIBUTORS, INC.

                                  PRIVACY NOTICE


The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.


        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122

EATON VANCE TAX-MANAGED GROWTH FUND 1.2

THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

1088-2/02                                                              TGSRC1.2